Consolidated Schedule of Investments
(unaudited)
December 31, 2025
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AB Carval Euro CLO II-C DAC, Series 2X, Class
D, (3-mo. EURIBOR at 3.75% Floor + 3.75%),
5.81%, 02/15/37
(a) (b)
................. EUR 490 $ 581,830
Arbour CLO VI DAC, Series 6X, Class DR,
(3-mo. EURIBOR at 3.20% Floor + 3.20%),
5.26%, 11/15/37
(a) (b)
................. 1,020 1,202,881
Arcano Euro CLO II DAC, Series 2X, Class D,
(3-mo. EURIBOR at 3.30% Floor + 3.30%),
5.28%, 07/25/39
(a) (b)
................. 620 731,765
Arini European CLO IV DAC, Series 4X, Class
D, (3-mo. EURIBOR at 3.50% Floor + 3.50%),
5.53%, 01/15/38
(a) (b)
................. 1,460 1,736,661
Arini European CLO V DAC, Series 5X, Class D,
(3-mo. EURIBOR at 2.80% Floor + 2.80%),
4.83%, 01/15/39
(a) (b)
................. 890 1,050,056
Aurium CLO XIII DAC, Series 13X, Class D,
(3-mo. EURIBOR at 2.80% Floor + 2.80%),
4.81%, 04/15/38
(a) (b)
................. 620 724,730
Avoca CLO XVIII DAC, Series 18X, Class DR,
(3-mo. EURIBOR at 3.05% Floor + 3.05%),
5.08%, 01/15/38
(a) (b)
................. 670 787,750
Avoca Static CLO I DAC, Series 1X, Class DR,
(3-mo. EURIBOR at 2.90% Floor + 2.90%),
4.93%, 01/15/35
(a) (b)
................. 510 599,344
Capital Four CLO VIII DAC, Series 8X, Class D,
(3-mo. EURIBOR at 3.25% Floor + 3.25%),
5.32%, 10/25/37
(a) (b)
................. 1,200 1,415,056
Contego CLO V DAC, Series 5X, Class DR,
(3-mo. EURIBOR at 3.10% Floor + 3.10%),
5.13%, 10/15/37
(a) (b)
................. 890 1,040,057
Contego CLO XI DAC, Series 11X, Class DR,
(3-mo. EURIBOR at 3.20% Floor + 3.20%),
5.25%, 11/20/38
(a) (b)
................. 750 883,703
CVC Cordatus Loan Fund XXII DAC, Series 22X,
Class D, (3-mo. EURIBOR at 3.15% Floor +
3.15%), 5.25%, 12/15/34
(a) (b)
........... 300 352,575
Fidelity Grand Harbour CLO DAC, Series 2023-
1X, Class DR, (3-mo. EURIBOR at 2.70%
Floor + 2.70%), 4.76%, 02/15/38
(a) (b)
...... 1,170 1,367,927
Greene King Finance plc, Series B2, (Sterling
Overnight Index Average at 2.08% Floor +
2.20%), 5.93%, 03/15/36
(a) (b)
........... GBP 100 122,841
Henley CLO XI DAC, Series 11X, Class D, (3-mo.
EURIBOR at 2.60% Floor + 2.60%), 4.66%,
04/25/39
(a) (b)
...................... EUR 1,300 1,524,885
Henley CLO XII DAC, Series 12X, Class D,
(3-mo. EURIBOR at 3.10% Floor + 3.10%),
5.11%, 01/15/38
(a) (b)
................. 750 883,531
Jamestown CLO IV Ltd., Series 2014-4A, Class
SUB, 0.00%, 07/15/26
(a) (c) (d) (e) (f)
.......... USD 2,000 —
Jubilee CLO DAC, Series 2024-29X, Class D,
(3-mo. EURIBOR at 3.20% Floor + 3.20%),
5.21%, 01/15/39
(a) (b)
................. EUR 1,260 1,487,964
Palmer Square European Loan Funding DAC
(a)(b)
Series 2024-2X, Class D, (3-mo. EURIBOR at
3.15% Floor + 3.15%), 5.21%, 05/15/34 . 490 575,841
Series 2024-3X, Class D, (3-mo. EURIBOR at
3.05% Floor + 3.05%), 5.11%, 05/15/34 . 750 881,545
Penta CLO DAC, Series 2024-17X, Class D,
(3-mo. EURIBOR at 3.25% Floor + 3.25%),
5.31%, 08/15/38
(a) (b)
................. 459 542,930
Providus CLO II DAC, Series 2X, Class DRR,
(3-mo. EURIBOR at 3.20% Floor + 3.20%),
5.21%, 10/15/38
(a) (b)
................. 800 940,625
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Rockfield Park CLO DAC, Series 1X, Class C,
(3-mo. EURIBOR at 3.00% Floor + 3.00%),
5.02%, 07/16/34
(a) (b)
................. EUR 980 $ 1,155,338
Rockford Tower Europe CLO DAC, Series 2025-
1X, Class D, (3-mo. EURIBOR at 3.00% Floor
+ 3.00%), 5.06%, 10/25/37
(a) (b)
.......... 1,130 1,319,346
Sona Fios CLO III DAC, Series 3X, Class D,
(3-mo. EURIBOR at 3.25% Floor + 3.25%),
5.25%, 04/20/37
(a) (b)
................. 1,600 1,895,031
Tikehau CLO XII DAC, Series 12X, Class D,
(3-mo. EURIBOR at 3.25% Floor + 3.25%),
5.25%, 10/20/38
(a) (b)
................. 870 1,026,145
Unique Pub Finance Co. plc (The), Series N,
6.46%, 03/30/32
(b)
.................. GBP 1,706 2,407,397
Victory Street CLO I DAC, Series 1X, Class D,
(3-mo. EURIBOR at 3.45% Floor + 3.45%),
5.48%, 01/15/38
(a) (b)
................. EUR 1,110 1,311,324
Total Asset-Backed Securities — 0 .1%
(Cost: $ 27,978,844 ) ............................... 28,549,078
Shares
Shares
Common Stocks
Commercial Services & Supplies — 0.0%
FreedomPay, Inc.
(d) (e)
.................. 314,534 5,230,700
Electrical Equipment — 0.0%
SunPower Corp.
(d) (e)
................... 1,369 —
Energy Equipment & Services — 0.0%
Nine Energy Service, Inc.
(d) (g)
............. 24,780 8,566
Health Care Providers & Services — 0.0%
Quorum Group
(d) (e)
.................... 185,984 92,992
Hotels, Restaurants & Leisure — 0.0%
New Topco
(d) (e) (h)
...................... 33,509 —
Metals & Mining — 0.1%
Constellium SE , Class A
(d)
............... 2,155,563 40,632,363
Oil, Gas & Consumable Fuels — 0.3%
Energy Transfer LP ................... 3,044,211 50,199,040
Enterprise Products Partners LP ........... 575,635 18,454,858
68,653,898
Real Estate Management & Development — 0.0%
ADLER Group SA
(d) (e)
.................. 782,267 9
Semiconductors & Semiconductor Equipment — 0.0%
Maxeon Solar Technologies Ltd.
(d)
.......... 1 3
Specialized REITs — 0.2%
VICI Properties, Inc. ................... 1,996,730 56,148,048
Wireless Telecommunication Services — 0.1%
Altice France Lux 3
(d)
.................. 805,431 14,184,886
Total Common Stocks — 0 .7%
(Cost: $ 167,557,618 ) .............................. 184,951,465

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 2.6%
AAR Escrow Issuer LLC, 6.75%, 03/15/29
(f)
... USD 18,219 $ 18,853,750
ATI, Inc.
5.88% , 12/01/27 ................... 6,041 6,048,080
4.88% , 10/01/29 ................... 7,847 7,834,137
7.25% , 08/15/30 ................... 23,800 25,144,153
5.13% , 10/01/31 ................... 17,354 17,365,644
Axon Enterprise, Inc., 6.25%, 03/15/33
(f)
..... 2,600 2,704,851
Bombardier, Inc.
(f)
6.00% , 02/15/28 ................... 19,165 19,222,265
8.75% , 11/15/30 ................... 2,995 3,235,822
7.25% , 07/01/31 ................... 2,376 2,531,980
7.00% , 06/01/32 ................... 13,766 14,545,720
6.75% , 06/15/33 ................... 22,587 23,874,143
BWX Technologies, Inc., 4.13%, 06/30/28
(f)
... 11,804 11,621,988
Carpenter Technology Corp., 5.63%, 03/01/34
(f)
18,875 19,171,809
Czechoslovak Group A/S, 5.25%, 01/10/31
(b)
.. EUR 2,397 2,915,548
Efesto Bidco SpA Efesto US LLC, Series XR,
7.50%, 02/15/32
(f)
................. USD 77,122 77,901,703
Goat Holdco LLC, 6.75%, 02/01/32
(f)
....... 10,250 10,527,416
TransDigm, Inc.
(f)
6.75% , 08/15/28 ................... 28,536 29,038,688
6.38% , 03/01/29 ................... 80,249 82,758,302
6.63% , 03/01/32 ................... 49,319 51,312,425
6.00% , 01/15/33 ................... 58,503 59,876,065
6.38% , 05/31/33 ................... 92,177 94,585,309
6.25% , 01/31/34 ................... 14,206 14,741,296
6.75% , 01/31/34 ................... 100,247 104,425,717
700,236,811
Air Freight & Logistics — 0.1%
(f)
Rand Parent LLC, 8.50%, 02/15/30 ........ 18,467 19,239,900
Stonepeak Nile Parent LLC, 7.25%, 03/15/32 .. 3,002 3,177,004
22,416,904
Automobile Components — 1.3%
Allison Transmission, Inc., 5.88%, 12/01/33
(f)
.. 10,676 10,831,467
American Axle & Manufacturing, Inc.
(f)
6.38% , 10/15/32 ................... 11,017 11,220,358
7.75% , 10/15/33 ................... 2,455 2,500,611
Clarios Global LP
6.75% , 05/15/28
(f)
.................. 41,243 42,289,541
6.75% , 02/15/30
(f)
.................. 23,729 24,768,568
4.75% , 06/15/31
(f)
.................. EUR 20,185 24,059,186
4.75% , 06/15/31
(b)
.................. 1,893 2,256,331
6.75% , 09/15/32
(f)
.................. USD 49,805 51,647,411
Dana, Inc.
4.25% , 09/01/30 ................... 6,530 6,322,639
4.50% , 02/15/32 ................... 9,964 9,564,522
Dometic Group AB, 5.00%, 09/11/30
(b)
...... EUR 1,071 1,281,185
Forvia SE
2.75% , 02/15/27
(b)
.................. 117 137,188
3.75% , 06/15/28
(b)
.................. 626 736,686
5.63% , 06/15/30
(b)
.................. 177 216,778
5.50% , 06/15/31
(b)
.................. 1,512 1,838,400
6.75% , 09/15/33
(f)
.................. USD 975 1,006,761
Garrett Motion Holdings, Inc., 7.75%, 05/31/32
(f)
5,514 5,860,658
Goodyear Tire & Rubber Co. (The)
5.00% , 07/15/29 ................... 2,350 2,321,928
6.63% , 07/15/30 ................... 8,888 9,101,623
5.25% , 04/30/31 ................... 991 951,434
5.63% , 04/30/33 ................... 2,655 2,514,811
Icahn Enterprises LP
5.25% , 05/15/27 ................... 51,008 50,306,905
9.75% , 01/15/29 ................... 19,698 19,637,724
4.38% , 02/01/29 ................... 3,368 2,905,879
Security
Par (000)
Par (000) Value
Automobile Components (continued)
10.00% , 11/15/29
(f)
................. USD 21,439 $ 21,423,880
IHO Verwaltungs GmbH
(b)(i)
8.75% , ( 8.75 % Cash or 9.50 % PIK),
05/15/28
(a)
..................... EUR 1,305 1,602,561
6.75% , ( 6.75 % Cash or 7.50 % PIK), 11/15/29 483 599,888
7.00% , ( 7.00 % Cash or 7.75 % PIK), 11/15/31 769 975,694
Mahle GmbH
(b)
2.38% , 05/14/28 ................... 500 571,149
6.50% , 05/02/31 ................... 733 895,702
Schaeffler AG
(b)
4.25% , 04/01/28 ................... 1,200 1,439,595
5.38% , 04/01/31 ................... 700 867,344
Tenneco, Inc., 8.00%, 11/17/28
(f)
.......... USD 28,371 28,461,783
ZF Europe Finance BV
(b)
2.50% , 10/23/27 ................... EUR 2,100 2,430,528
6.13% , 03/13/29 ................... 900 1,097,349
3.00% , 10/23/29 ................... 300 330,446
7.00% , 06/12/30 ................... 800 990,447
ZF Finance GmbH, 2.00%, 05/06/27
(b)
...... 1,200 1,385,632
347,350,592
Automobiles — 0.5%
Aston Martin Capital Holdings Ltd., 10.38%,
03/31/29
(b)
...................... GBP 2,469 3,029,521
Nissan Motor Acceptance Co. LLC, 6.13%,
09/30/30
(f)
...................... USD 30,547 30,551,265
Nissan Motor Co. Ltd.
5.25% , 07/17/29
(b)
.................. EUR 2,452 2,958,539
7.75% , 07/17/32
(f)
.................. USD 15,586 16,555,610
6.38% , 07/17/33
(b)
.................. EUR 600 723,154
6.38% , 07/17/33
(f)
.................. 10,750 12,956,504
8.13% , 07/17/35
(f)
.................. USD 47,309 50,271,601
RCI Banque SA
(a)(b)
(5-Year EURIBOR ICE Swap Rate + 3.84%),
6.13%
(j)
....................... EUR 800 945,109
(5-Year EURIBOR ICE Swap Rate + 2.75%),
5.50% , 10/09/34 ................. 3,400 4,211,214
(5-Year EURIBOR ICE Swap Rate + 2.20%),
4.75% , 03/24/37 ................. 1,800 2,155,836
Rivian Holdings LLC, 10.00%, 01/15/31
(f)
.... USD 17,060 16,770,988
141,129,341
Banks — 0.3%
AIB Group plc, (5-Year EURIBOR ICE Swap Rate
+ 3.71%), 6.00%
(a) (b) (j)
............... EUR 1,775 2,136,008
Banca Monte dei Paschi di Siena SpA, (5-Year
EURIBOR ICE Swap Rate + 2.15%), 4.38%,
10/02/35
(a) (b)
..................... 2,168 2,585,060
Banco Bilbao Vizcaya Argentaria SA
(a)(b)(j)
(5-Year EURIBOR ICE Swap Rate + 5.54%),
8.38% ........................ 1,000 1,289,916
(5-Year EUR Swap Annual + 4.27%), 6.88% 1,600 2,035,620
Banco Espirito Santo SA
(b)(c)(d)
2.63% , 05/08/17 ................... 10,400 2,688,858
4.75% , 01/15/18 ................... 12,300 3,180,091
4.00% , 01/21/25 ................... 12,000 3,102,528
BPER Banca SpA, (5-Year EURIBOR ICE Swap
Rate + 4.35%), 6.50%
(a) (b) (j)
............ 395 480,163
CaixaBank SA
(a)(b)(j)
(5-Year EUR Swap Annual + 6.35%), 5.88% 600 729,757
(5-Year EURIBOR ICE Swap Rate + 5.30%),
7.50% ........................ 1,200 1,559,665
Commerzbank AG, (5-Year EURIBOR ICE Swap
Rate + 5.13%), 7.88%
(a) (b) (j)
............ 400 530,179
Eurobank SA
(a)(b)
(5-Year EURIBOR ICE Swap Rate + 2.00%),
4.25% , 04/30/35 ................. 1,300 1,526,851

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-Year EURIBOR ICE Swap Rate + 1.70%),
4.00% , 02/07/36 ................. EUR 1,233 $ 1,442,646
First-Citizens Bank & Trust Co., 6.00%, 04/01/36 USD 23,131 23,968,706
National Bank of Greece SA, (5-Year EURIBOR
ICE Swap Rate + 3.15%), 5.88%, 06/28/35
(a) (b)
EUR 2,675 3,358,764
Toronto-Dominion Bank (The), (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.98%), 7.25%, 07/31/84
(a)
..... USD 26,112 27,428,593
78,043,405
Biotechnology — 0.2%
Genmab A/S
(f)
6.25% , 12/15/32 ................... 11,972 12,269,463
7.25% , 12/15/33 ................... 29,415 30,897,865
Grifols SA
2.25% , 11/15/27
(b)
.................. EUR 16,848 19,703,146
4.75% , 10/15/28
(f)
.................. USD 1,200 1,185,114
7.13% , 05/01/30
(b)
.................. EUR 2,218 2,734,700
66,790,288
Broadline Retail — 0.4%
ANGI Group LLC, 3.88%, 08/15/28
(f)
....... USD 6,076 5,612,098
B&M European Value Retail SA
6.50% , 11/27/31
(b)
.................. GBP 1,397 1,853,170
Getty Images, Inc.
(f)
11.25% , 02/21/30 .................. USD 13,283 12,455,135
10.50% , 11/15/30 .................. 8,526 8,596,450
Match Group Holdings II LLC
(f)
4.63% , 06/01/28 ................... 5,285 5,237,716
4.13% , 08/01/30 ................... 2,949 2,791,261
3.63% , 10/01/31 ................... 6,416 5,887,266
6.13% , 09/15/33 ................... 19,931 20,169,676
Rakuten Group, Inc.
11.25% , 02/15/27
(f)
................. 13,502 14,436,344
(5-Year EUR Swap Annual + 4.74%),
4.25%
(a) (b) (j)
..................... EUR 509 580,217
9.75% , 04/15/29
(f)
.................. USD 34,310 38,374,376
115,993,709
Building Products — 1.9%
Advanced Drainage Systems, Inc., 6.38%,
06/15/30
(f)
...................... 8,776 8,974,083
AmeriTex HoldCo Intermediate LLC, 7.63%,
08/15/33
(f)
...................... 16,425 17,306,267
Builders FirstSource, Inc.
(f)
6.38% , 03/01/34 ................... 3,116 3,221,732
6.75% , 05/15/35 ................... 10,586 11,067,815
EMRLD Borrower LP
6.38% , 12/15/30
(b)
.................. EUR 1,929 2,361,968
6.63% , 12/15/30
(f)
.................. USD 144,110 150,092,306
6.75% , 07/15/31
(f)
.................. 16,873 17,784,344
HT Troplast GmbH, 9.38%, 07/15/28
(b)
...... EUR 2,163 2,635,998
JELD-WEN, Inc.
(f)
4.88% , 12/15/27 ................... USD 18,892 16,489,162
7.00% , 09/01/32 ................... 11,814 8,117,161
New Enterprise Stone & Lime Co., Inc.
(f)
5.25% , 07/15/28 ................... 9,760 9,751,828
9.75% , 07/15/28 ................... 13,004 13,101,530
Quikrete Holdings, Inc.
(f)
6.38% , 03/01/32 ................... 80,363 83,648,240
6.75% , 03/01/33 ................... 16,764 17,506,497
Smyrna Ready Mix Concrete LLC
(f)
6.00% , 11/01/28 ................... 1,811 1,819,370
8.88% , 11/15/31 ................... 1,349 1,442,935
Standard Building Solutions, Inc.
(f)
6.50% , 08/15/32 ................... 25,167 25,910,081
6.25% , 08/01/33 ................... 45,061 46,031,475
Security
Par (000)
Par (000) Value
Building Products (continued)
5.88% , 03/15/34 ................... USD 18,967 $ 19,022,446
Standard Industries, Inc.
(f)
4.75% , 01/15/28 ................... 150 149,596
4.38% , 07/15/30 ................... 23,100 22,284,694
3.38% , 01/15/31 ................... 8,765 8,030,274
Wilsonart LLC, 11.00%, 08/15/32
(f)
........ 24,186 21,612,179
508,361,981
Capital Markets — 0.8%
Apollo Debt Solutions BDC
5.88% , 08/30/30 ................... 11,997 12,134,426
6.70% , 07/29/31 ................... 5,018 5,294,941
6.55% , 03/15/32 ................... 2,716 2,802,490
Ares Strategic Income Fund
(f)
5.80% , 09/09/30 ................... 13,485 13,615,571
5.15% , 01/15/31 ................... 13,040 12,796,461
Bain Capital Specialty Finance, Inc., 5.95%,
03/15/30 ....................... 4,175 4,158,885
Blue Owl Capital Corp., 6.20%, 07/15/30 .... 16,068 16,269,865
Blue Owl Capital Corp. II, 8.45%, 11/15/26 ... 5,041 5,183,327
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(f)
................. 6,480 6,010,304
Deutsche Bank AG
(a)(b)(j)
(5-Year EURIBOR ICE Swap Rate + 4.75%),
4.63% ........................ EUR 1,800 2,095,014
(5-Year EURIBOR ICE Swap Rate + 5.26%),
8.13% ........................ 800 1,021,691
Focus Financial Partners LLC, 6.75%, 09/15/31
(f)
USD 29,694 30,528,954
Goldman Sachs Group, Inc. (The), Series Y,
(10-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.40%), 6.13%
(a) (j)
..... 52,609 53,343,001
Jane Street Group
(f)
6.13% , 11/01/32 ................... 5,479 5,575,211
6.75% , 05/01/33 ................... 24,093 25,148,186
Lehman Brothers Holdings, Inc.
5.38% , 10/17/12
(c) (d)
................. EUR 4,550 14,438
4.75% , 01/16/14
(c) (d)
................. 14,545 46,152
(3-mo. EURIBOR + 0.30%), 0.00% ,
02/05/14
(a) (c) (d)
................... 22,800 72,345
0.00% , 12/30/16 ................... USD 1,000 100
Osaic Holdings, Inc.
(f)
6.75% , 08/01/32 ................... 8,190 8,555,436
8.00% , 08/01/33 ................... 15,659 16,280,602
220,947,400
Chemicals — 2.7%
Advancion Sciences, Inc., 9.25%, (9.25% Cash
or 10.00% PIK), 11/01/26
(f) (i)
........... 21,028 17,990,634
Avient Corp., 6.25%, 11/01/31
(f)
.......... 3,656 3,757,845
Axalta Coating Systems Dutch Holding B BV,
7.25%, 02/15/31
(f)
................. 20,473 21,591,151
Axalta Coating Systems LLC, 3.38%, 02/15/29
(f)
12,413 11,932,187
Celanese US Holdings LLC
7.00% , 02/15/31 ................... 1,705 1,745,688
6.75% , 04/15/33 ................... 13,403 13,332,678
7.38% , 02/15/34 ................... 14,485 14,716,331
Chemours Co. (The)
5.38% , 05/15/27 ................... 26,397 26,461,092
5.75% , 11/15/28
(f)
.................. 40,701 39,582,140
8.00% , 01/15/33
(f)
.................. 9,800 9,487,504
Element Solutions, Inc., 3.88%, 09/01/28
(f)
.... 86,959 84,997,892
FIS Fabbrica Italiana Sintetici SpA, 5.63%,
08/01/27
(b)
...................... EUR 1,000 1,175,184
HB Fuller Co., 4.25%, 10/15/28 .......... USD 4,039 3,996,361
Herens Holdco SARL, 4.75%, 05/15/28
(f)
..... 11,133 9,666,533
INEOS Styrolution Ludwigshafen GmbH, 2.25%,
01/16/27
(b)
...................... EUR 400 440,548

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
Ingevity Corp., 3.88%, 11/01/28
(f)
......... USD 4,329 $ 4,215,209
Inversion Escrow Issuer LLC, 6.75%, 08/01/32
(f)
42,047 41,884,551
Itelyum Regeneration SpA, 5.75%, 04/15/30
(b)
. EUR 1,164 1,363,462
Kronos International, Inc.
9.50% , 03/15/29
(b)
.................. 3,271 3,568,602
Lune Holdings SARL, 5.63%, 11/15/28
(b)
..... 1,874 253,268
Mativ Holdings, Inc., 8.00%, 10/01/29
(f)
...... USD 9,523 9,618,467
Maxam Prill SARL, 6.00%, 07/15/30
(b)
...... EUR 3,355 4,028,289
Methanex US Operations, Inc., 6.25%, 03/15/32
(f)
USD 5,889 6,063,730
Minerals Technologies, Inc., 5.00%, 07/01/28
(f)
. 7,620 7,543,800
Olympus Water US Holding Corp.
5.38% , 10/01/29
(b)
.................. EUR 1,126 1,227,828
6.25% , 10/01/29
(f)
.................. USD 7,857 7,645,510
7.25% , 06/15/31
(f)
.................. 54,318 55,567,739
6.13% , 02/15/33
(b)
.................. EUR 1,536 1,790,899
7.25% , 02/15/33
(f)
.................. USD 80,162 80,558,125
Perimeter Holdings LLC, 6.25%, 01/15/34
(f)
... 35,847 35,611,444
Scotts Miracle-Gro Co. (The)
4.50% , 10/15/29 ................... 2,027 1,988,806
4.00% , 04/01/31 ................... 3,126 2,941,138
4.38% , 02/01/32 ................... 3,362 3,156,081
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(f)
...................... 27,757 27,484,889
Solstice Advanced Materials, Inc., 5.63%,
09/30/33
(f)
...................... 28,658 28,910,021
WR Grace Holdings LLC
(f)
4.88% , 06/15/27 ................... 8,111 8,085,971
5.63% , 08/15/29 ................... 89,608 85,296,574
7.38% , 03/01/31 ................... 10,111 10,353,998
6.63% , 08/15/32 ................... 34,388 34,827,123
724,859,292
Commercial Services & Supplies — 3.7%
ADT Security Corp. (The)
(f)
4.88% , 07/15/32 ................... 7,300 7,070,612
5.88% , 10/15/33 ................... 31,639 32,031,118
Allied Universal Holdco LLC
4.63% , 06/01/28
(f)
.................. 93,898 92,492,504
4.88% , 06/01/28
(b)
.................. GBP 3,573 4,688,882
6.00% , 06/01/29
(f)
.................. USD 75,484 74,702,929
6.88% , 06/15/30
(f)
.................. 41,556 43,267,120
7.88% , 02/15/31
(f)
.................. 135,565 142,869,072
Amber Finco plc, 6.63%, 07/15/29
(b)
........ EUR 3,278 4,045,299
APCOA Group GmbH, 6.00%, 04/15/31
(b)
.... 2,568 3,071,564
APi Group DE, Inc.
(f)
4.13% , 07/15/29 ................... USD 10,298 10,012,364
4.75% , 10/15/29 ................... 6,702 6,566,286
Aramark Services, Inc., 5.00%, 02/01/28
(f)
.... 10,373 10,371,468
Arena Luxembourg Finance SARL, (3-mo.
EURIBOR at 0.00% Floor + 2.50%), 4.55%,
05/01/30
(a) (b)
..................... EUR 1,136 1,346,885
Biffa Group Holdings Ltd.
(b)
5.25% , 06/15/31 ................... 701 821,434
7.38% , 06/15/31 ................... GBP 1,250 1,699,458
Brink's Co. (The)
(f)
4.63% , 10/15/27 ................... USD 304 303,978
6.50% , 06/15/29 ................... 9,747 10,091,995
6.75% , 06/15/32 ................... 18,763 19,551,722
Clean Harbors, Inc., 5.13%, 07/15/29
(f)
...... 2,198 2,200,151
Currenta Group Holdings SARL
(b)
5.50% , 05/15/30 ................... EUR 1,163 1,379,294
(3-mo. EURIBOR at 0.00% Floor + 4.00%),
6.06% , 05/15/32
(a)
................ 358 422,990
Deluxe Corp., 8.13%, 09/15/29
(f)
.......... USD 8,581 9,039,901
Garda World Security Corp.
(f)
7.75% , 02/15/28 ................... 25,383 25,956,580
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
6.00% , 06/01/29 ................... USD 4,026 $ 3,948,266
8.25% , 08/01/32 ................... 47,500 48,275,390
8.38% , 11/15/32 ................... 75,398 76,801,383
GFL Environmental, Inc.
(f)
4.00% , 08/01/28 ................... 11,119 10,967,773
4.75% , 06/15/29 ................... 20,553 20,511,212
4.38% , 08/15/29 ................... 13,187 12,967,134
6.75% , 01/15/31 ................... 15,593 16,359,739
Luna 1.5 SARL
10.50% , 07/01/32
(f)
................. EUR 7,695 9,403,317
10.50% , ( 10.50 % Cash or 11.25 % PIK),
07/01/32
(b) (i)
.................... 1,091 1,333,206
Luna 2.5 SARL, 5.50%, 07/01/32
(b)
........ 656 785,026
Madison IAQ LLC
(f)
4.13% , 06/30/28 ................... USD 4,530 4,451,201
5.88% , 06/30/29 ................... 38,970 38,733,250
Paprec Holding SA, 4.13%, 07/15/30
(b)
...... EUR 1,760 2,078,216
Raven Acquisition Holdings LLC, 6.88%,
11/15/31
(f)
...................... USD 21,087 21,726,801
Reworld Holding Corp., 4.88%, 12/01/29
(f)
.... 5,084 4,886,637
RR Donnelley & Sons Co., 9.50%, 08/01/29
(f)
.. 43,413 44,737,096
Sabre Financial Borrower LLC, 11.13%,
06/15/29
(f)
...................... 33,166 33,608,356
Techem Verwaltungsgesellschaft 675 mbH
(b)
4.63% , 07/15/32 ................... EUR 500 595,273
(3-mo. EURIBOR at 0.00% Floor + 3.00%),
5.07% , 07/15/32
(a)
................ 326 386,545
Veritiv Operating Co., 10.50%, 11/30/30
(f)
.... USD 7,559 8,127,535
Waste Pro USA, Inc., 7.00%, 02/01/33
(f)
..... 72,519 74,644,940
Williams Scotsman, Inc.
(f)
4.63% , 08/15/28 ................... 614 612,117
6.63% , 06/15/29 ................... 2,344 2,421,054
6.63% , 04/15/30 ................... 15,186 15,696,083
7.38% , 10/01/31 ................... 8,434 8,810,938
Wrangler Holdco Corp., 6.63%, 04/01/32
(f)
.... 12,340 12,935,072
979,807,166
Communications Equipment — 0.2%
(f)
CommScope LLC, 4.75%, 09/01/29 ........ 58,164 58,081,989
Viavi Solutions, Inc., 3.75%, 10/01/29 ...... 6,762 6,472,078
64,554,067
Construction & Engineering — 0.6%
AECOM, 6.00%, 08/01/33
(f)
............. 44,964 46,081,805
Arcosa, Inc.
(f)
4.38% , 04/15/29 ................... 11,593 11,395,635
6.88% , 08/15/32 ................... 6,388 6,733,779
Brand Industrial Services, Inc., 10.38%,
08/01/30
(f)
...................... 63,991 62,752,287
Dycom Industries, Inc., 4.50%, 04/15/29
(f)
.... 5,838 5,766,772
Heathrow Finance plc
(b)
3.88% , 03/01/27
(k)
.................. GBP 272 359,597
4.13% , 09/01/29
(k)
.................. 817 1,033,911
6.63% , 03/01/31 ................... 1,729 2,343,469
Weekley Homes LLC, 6.75%, 01/15/34
(f)
..... USD 11,326 11,467,909
147,935,164
Consumer Finance — 1.3%
Azorra Finance Ltd.
(f)
7.75% , 04/15/30 ................... 7,735 8,170,094
7.25% , 01/15/31 ................... 8,356 8,755,687
Bread Financial Holdings, Inc., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.30%), 8.38%, 06/15/35
(a) (f)
.... 3,043 3,145,972
GGAM Finance Ltd.
(f)
8.00% , 06/15/28 ................... 5,162 5,466,398
6.88% , 04/15/29 ................... 14,841 15,392,878

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
5.88% , 03/15/30 ................... USD 12,123 $ 12,289,691
Global Aircraft Leasing Co. Ltd., 8.75%,
09/01/27
(f)
...................... 24,347 25,148,747
Navient Corp.
9.38% , 07/25/30 ................... 4,377 4,864,227
7.88% , 06/15/32 ................... 10,350 10,828,077
OneMain Finance Corp.
6.63% , 05/15/29 ................... 11,987 12,415,463
5.38% , 11/15/29 ................... 17,353 17,364,731
7.88% , 03/15/30 ................... 15,128 15,995,016
6.13% , 05/15/30 ................... 24,244 24,718,867
4.00% , 09/15/30 ................... 9,679 9,072,709
7.50% , 05/15/31 ................... 9,706 10,212,162
7.13% , 11/15/31 ................... 13,283 13,865,297
6.75% , 03/15/32 ................... 28,373 29,136,659
7.13% , 09/15/32 ................... 14,590 15,157,849
6.50% , 03/15/33 ................... 31,287 31,557,664
6.75% , 09/15/33 ................... 27,988 28,341,449
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30
(f)
35,826 38,165,939
Volkswagen International Finance NV, (5-Year
EURIBOR ICE Swap Rate + 3.17%),
5.49%
(a) (b) (j)
..................... EUR 300 363,848
340,429,424
Consumer Staples Distribution & Retail — 0.7%
Albertsons Cos., Inc.
(f)
5.50% , 03/31/31 ................... USD 11,258 11,376,698
6.25% , 03/15/33 ................... 11,092 11,402,365
5.75% , 03/31/34 ................... 19,511 19,589,922
Bellis Acquisition Co. plc
(b)
8.13% , 05/14/30 ................... GBP 1,932 2,422,146
8.00% , 07/01/31 ................... EUR 2,311 2,631,973
Boots Group Finco LP
5.38% , 08/31/32
(f)
.................. 26,690 32,411,582
5.38% , 08/31/32
(b)
.................. 839 1,018,858
7.38% , 08/31/32
(f)
.................. GBP 11,670 16,268,128
7.38% , 08/31/32
(b)
.................. 407 567,363
ELO SACA, 2.88%, 01/29/26
(b)
........... EUR 500 586,541
FR Bondco SAS, 6.88%, 10/31/32
(b)
....... 674 794,856
KeHE Distributors LLC, 9.00%, 02/15/29
(f)
.... USD 11,150 11,704,143
Lion/Polaris Lux 4 SA, (3-mo. EURIBOR at
0.00% Floor + 3.63%), 5.64%, 07/01/29
(a) (b)
.. EUR 1,208 1,436,029
Market Bidco Finco plc, 6.75%, 01/31/31
(b)
... 1,822 2,117,859
New Immo Holding SA
(b)
3.25% , 07/23/27 ................... 1,800 2,110,677
5.88% , 04/17/28 ................... 200 243,126
4.88% , 12/08/28 ................... 1,400 1,666,229
4.95% , 11/14/30 ................... 500 590,993
Ocado Group plc
(b)
6.25% , 08/06/29
(l)
.................. GBP 1,100 1,346,056
11.00% , 06/15/30 .................. 1,214 1,650,537
Performance Food Group, Inc.
(f)
4.25% , 08/01/29 ................... USD 4,029 3,939,083
6.13% , 09/15/32 ................... 23,310 24,030,465
Picard Groupe SAS, 6.38%, 07/01/29
(b)
..... EUR 651 797,855
United Natural Foods, Inc., 6.75%, 10/15/28
(f)
.. USD 19,961 19,979,763
US Foods, Inc.
(f)
4.75% , 02/15/29 ................... 1,219 1,212,154
7.25% , 01/15/32 ................... 10,848 11,402,596
183,297,997
Containers & Packaging — 2.6%
Ardagh Group SA
9.50% , 12/01/30
(f)
.................. 35,550 38,557,885
12.00% , ( 12.00 % Cash or 7.50 % PIK),
12/01/30
(a) (b) (i)
................... EUR 15,368 16,441,192
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
12.00% , ( 12.00 % Cash or 6.50 % PIK),
12/01/30
(a) (f) (i)
.................... USD 54,558 $ 49,537,148
Ardagh Metal Packaging Finance USA LLC
3.00% , 09/01/29
(b)
.................. EUR 5,083 5,679,897
4.00% , 09/01/29
(f)
.................. USD 74,836 70,449,540
5.00% , 01/30/31
(b)
.................. EUR 710 843,598
6.25% , 01/30/31
(f)
.................. USD 21,272 21,756,470
Ardagh Packaging Finance plc, 9.50%,
12/01/30
(b)
...................... 2,353 2,552,558
Ball Corp.
4.25% , 07/01/32 ................... EUR 10,255 12,333,203
5.50% , 09/15/33
(f)
.................. USD 11,462 11,684,278
Clydesdale Acquisition Holdings, Inc.
(f)
6.63% , 04/15/29 ................... 22,654 23,049,290
6.88% , 01/15/30 ................... 34,456 35,317,400
6.75% , 04/15/32 ................... 51,683 53,144,307
Crown Americas LLC, 5.88%, 06/01/33
(f)
..... 38,944 39,831,884
Fiber Midco SpA
10.75% , ( 10.75 % Cash or 10.75 % PIK),
06/15/29
(b) (i)
.................... EUR 1,102 976,925
Kleopatra Finco SARL
(b)(c)(d)
4.25% , 03/01/26 ................... 1,329 734,065
4.25% , 03/01/26 ................... 1,620 894,798
9.00% , 09/01/29
(a)
.................. 1,144 53,791
LABL, Inc.
(f)
5.88% , 11/01/28 ................... USD 3,943 2,470,815
9.50% , 11/01/28 ................... 29,843 18,830,063
8.63% , 10/01/31 ................... 11,520 6,127,000
Mauser Packaging Solutions Holding Co.
(f)
7.88% , 04/15/30 ................... 180,091 178,670,145
9.25% , 04/15/30 ................... 16,185 15,537,600
OI European Group BV
6.25% , 05/15/28
(f)
.................. EUR 3,358 4,059,854
5.25% , 06/01/29
(b)
.................. 1,747 2,118,101
Owens-Brockway Glass Container, Inc., 6.63%,
05/13/27
(f)
...................... USD 1,272 1,276,517
Sealed Air Corp.
(f)
4.00% , 12/01/27 ................... 5,348 5,320,276
7.25% , 02/15/31 ................... 5,117 5,328,547
6.50% , 07/15/32 ................... 7,131 7,397,543
Silgan Holdings, Inc., 4.25%, 02/15/31
(f)
..... EUR 22,470 26,763,122
Trivium Packaging Finance BV
6.63% , 07/15/30
(b)
.................. 6,623 8,195,745
6.63% , 07/15/30
(f)
.................. 6,040 7,474,302
8.25% , 07/15/30
(f)
.................. USD 11,132 11,933,348
12.25% , 01/15/31
(f)
................. 7,498 8,135,602
693,476,809
Distributors — 0.2%
(f)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 ............... 1,197 1,153,588
Gates Corp., 6.88%, 07/01/29 ........... 16,663 17,304,193
Resideo Funding, Inc.
4.00% , 09/01/29 ................... 3,756 3,620,032
6.50% , 07/15/32 ................... 19,867 20,334,530
42,412,343
Diversified Consumer Services — 0.7%
Belron UK Finance plc, 5.75%, 10/15/29
(f)
.... 30,184 30,823,599
Multiversity SpA
(b)
(3-mo. EURIBOR at 0.00% Floor + 4..25%),
6.32% , 05/17/31
(a)
................ EUR 863 1,025,527
7.13% , 05/17/31 ................... 2,290 2,874,041
Service Corp. International
3.38% , 08/15/30 ................... USD 4,902 4,583,854
4.00% , 05/15/31 ................... 20,862 19,940,060

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Consumer Services (continued)
5.75% , 10/15/32 ................... USD 44,266 $ 45,051,271
Sotheby's
(f)
7.38% , 10/15/27 ................... 37,331 37,112,524
5.88% , 06/01/29 ................... 10,717 9,971,027
Wand NewCo 3, Inc., 7.63%, 01/30/32
(f)
..... 28,441 30,099,821
181,481,724
Diversified REITs — 0.1%
(f)
Digital Realty Trust, Inc., 1.88%, 11/15/29
(l)
... 5,773 5,853,822
Iron Mountain Information Management Services,
Inc., 5.00%, 07/15/32 ............... 11,115 10,611,101
16,464,923
Diversified Telecommunication Services — 5.7%
Altice Financing SA, 3.00%, 01/15/28
(b)
...... EUR 3,309 2,672,231
Altice France SA
4.75% , 10/15/30
(b)
.................. 2,882 3,185,173
6.88% , 10/15/30
(f)
.................. USD 4,755 4,611,118
5.50% , 10/15/31
(b)
.................. EUR 291 324,992
6.50% , 10/15/31
(f)
.................. USD 21,552 20,465,157
6.50% , 04/15/32
(f)
.................. 76,921 73,743,094
5.63% , 07/15/32
(b)
.................. EUR 1,381 1,544,784
6.88% , 07/15/32
(f)
.................. USD 39,639 38,011,356
APLD ComputeCo LLC, 9.25%, 12/15/30
(f)
... 13,907 13,641,382
British Telecommunications plc, (5-Year U.K.
Government Bonds Note Generic Bid Yield +
3.82%), 8.38%, 12/20/83
(a) (b)
........... GBP 1,835 2,655,222
CCO Holdings LLC
5.38% , 06/01/29
(f)
.................. USD 13,241 13,091,639
6.38% , 09/01/29
(f)
.................. 35,929 36,422,873
4.75% , 03/01/30
(f)
.................. 8,289 7,916,397
4.50% , 08/15/30
(f)
.................. 7,671 7,222,337
4.25% , 02/01/31
(f)
.................. 42,413 38,971,189
4.75% , 02/01/32
(f)
.................. 43,193 39,475,904
4.50% , 05/01/32 ................... 24,191 21,712,325
4.50% , 06/01/33
(f)
.................. 27,404 23,988,326
4.25% , 01/15/34
(f)
.................. 71,120 60,471,511
Cipher Compute LLC, 7.13%, 11/15/30
(f)
..... 36,341 37,012,687
eircom Finance DAC, 5.00%, 04/30/31
(b)
..... EUR 2,790 3,334,600
Fibercop SpA
4.75% , 06/30/30
(b)
.................. 1,761 2,102,910
5.13% , 06/30/32
(b)
.................. 410 489,702
Series 2033 , 6.38% , 11/15/33
(f)
......... USD 5,637 5,585,915
Series 2034 , 6.00% , 09/30/34
(f)
......... 11,006 10,426,472
Series 2036 , 7.20% , 07/18/36
(f)
......... 12,914 12,852,658
7.72% , 06/04/38
(f)
.................. 6,228 6,236,707
5.25% , 03/17/55 ................... EUR 400 405,884
Flash Compute LLC, 7.25%, 12/31/30
(f)
..... USD 38,242 37,888,753
Frontier Communications Holdings LLC
5.88% , 10/15/27
(f)
.................. 14,491 14,537,796
5.00% , 05/01/28
(f)
.................. 28,027 28,075,197
6.75% , 05/01/29
(f)
.................. 7,956 8,016,248
5.88% , 11/01/29 ................... 13,081 13,239,839
6.00% , 01/15/30
(f)
.................. 17,055 17,344,219
8.75% , 05/15/30
(f)
.................. 63,368 66,172,696
8.63% , 03/15/31
(f)
.................. 28,421 29,904,093
Iliad SA
(b)
5.38% , 02/15/29 ................... EUR 1,000 1,236,261
4.25% , 01/09/32 ................... 1,600 1,896,773
Kaixo Bondco Telecom SA, 5.13%, 09/30/29
(b)
. 1,487 1,768,754
Level 3 Financing, Inc.
(f)
3.63% , 01/15/29 ................... USD 4,415 4,074,648
4.88% , 06/15/29 ................... 59,098 57,472,319
6.88% , 06/30/33 ................... 141,236 144,523,544
7.00% , 03/31/34 ................... 137,347 141,545,967
8.50% , 01/15/36 ................... 90,468 92,637,661
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Lorca Telecom Bondco SA, 4.00%, 09/18/27
(b)
. EUR 415 $ 487,847
Lumen Technologies, Inc.
(f)
4.13% , 04/15/30 ................... USD 10,451 10,377,251
10.00% , 10/15/32 .................. 14,763 14,837,068
Maya SAS
5.38% , 04/15/30
(b)
.................. EUR 392 475,573
7.00% , 04/15/32
(f)
.................. USD 25,502 26,283,713
Sable International Finance Ltd., 7.13%,
10/15/32
(f)
...................... 28,501 28,892,889
Telecom Italia Capital SA, 7.72%, 06/04/38 ... 27,489 30,450,026
Virgin Media Secured Finance plc
5.25% , 05/15/29
(b)
.................. GBP 777 1,012,725
4.25% , 01/15/30
(b)
.................. 1,584 1,956,679
4.13% , 08/15/30
(b)
.................. 835 1,008,574
4.50% , 08/15/30
(f)
.................. USD 2,507 2,320,818
Windstream Services LLC
(f)
8.25% , 10/01/31 ................... 78,327 82,225,301
7.50% , 10/15/33 ................... 25,580 26,222,260
WULF Compute LLC, 7.75%, 10/15/30
(f)
..... 58,517 60,287,047
Zayo Group Holdings, Inc.
(a)(f)(i)
6.25% , ( 6.25 % Cash or 0.50 % PIK), 03/09/30 73,236 69,479,885
9.00% , ( 9.00 % Cash or 1.88 % PIK), 09/09/30 15,777 14,398,740
1,519,625,709
Electric Utilities — 2.0%
Alpha Generation LLC, 6.75%, 10/15/32
(f)
.... 17,361 17,971,928
California Buyer Ltd.
5.63% , 02/15/32
(b)
.................. EUR 2,053 2,464,606
6.38% , 02/15/32
(f)
.................. USD 13,680 13,702,559
ContourGlobal Power Holdings SA
5.00% , 02/28/30
(b)
.................. EUR 1,463 1,760,278
6.75% , 02/28/30
(f)
.................. USD 23,264 23,987,743
NextEra Energy Capital Holdings, Inc., (5-Year
US Treasury Yield Curve Rate T Note Constant
Maturity + 2.46%), 6.75%, 06/15/54
(a)
..... 8,923 9,526,065
NRG Energy, Inc.
(f)
5.75% , 07/15/29 ................... 5,972 5,942,765
6.00% , 02/01/33 ................... 54,984 56,072,628
5.75% , 01/15/34 ................... 44,029 44,476,775
6.25% , 11/01/34 ................... 34,308 35,234,831
6.00% , 01/15/36 ................... 112,478 113,967,587
Pattern Energy Operations LP, 4.50%, 08/15/28
(f)
2,273 2,241,823
Public Power Corp. SA, 4.25%, 10/31/30
(b)
... EUR 709 844,444
Vistra Operations Co. LLC
(f)
7.75% , 10/15/31 ................... USD 10,684 11,316,249
6.88% , 04/15/32 ................... 16,402 17,278,199
VoltaGrid LLC, 7.38%, 11/01/30
(f)
......... 93,247 92,384,068
XPLR Infrastructure Operating Partners LP
(f)
8.38% , 01/15/31 ................... 39,519 41,480,367
7.75% , 04/15/34 ................... 39,508 40,151,682
530,804,597
Electrical Equipment — 0.1%
(f)
Sensata Technologies BV, 4.00%, 04/15/29 ... 2,893 2,822,680
Vertiv Group Corp., 4.13%, 11/15/28 ....... 19,660 19,418,376
22,241,056
Electronic Equipment, Instruments & Components — 0.4%
(f)
Coherent Corp., 5.00%, 12/15/29 ......... 15,976 15,921,945
Insight Enterprises, Inc., 6.63%, 05/15/32 .... 9,997 10,276,876
Sensata Technologies, Inc.
4.38% , 02/15/30 ................... 26,550 25,931,383
3.75% , 02/15/31 ................... 5,654 5,306,143
6.63% , 07/15/32 ................... 33,493 35,069,587
Zebra Technologies Corp., 6.50%, 06/01/32 ... 5,493 5,678,246
98,184,180

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Energy Equipment & Services — 1.5%
Archrock Partners LP
(f)
6.25% , 04/01/28 ................... USD 40,491 $ 40,723,378
6.63% , 09/01/32 ................... 29,431 30,353,809
Deepocean Ltd., 6.00%, 04/08/31
(b)
........ EUR 1,468 1,770,017
Diamond Foreign Asset Co., 8.50%, 10/01/30
(f)
. USD 5,779 6,121,943
Enerflex, Inc., 6.88%, 01/15/31
(f)
.......... 6,506 6,652,007
Kodiak Gas Services LLC
(f)
7.25% , 02/15/29 ................... 35,831 37,276,853
6.50% , 10/01/33 ................... 23,167 23,658,438
6.75% , 10/01/35 ................... 17,503 17,996,747
Nabors Industries, Inc., 7.63%, 11/15/32
(f)
.... 8,614 8,466,498
Noble Finance II LLC, 8.00%, 04/15/30
(f)
..... 3,087 3,207,127
Oceaneering International, Inc., 6.00%, 02/01/28 4,248 4,295,688
OEG Finance plc, 7.25%, 09/27/29
(b)
....... EUR 3,228 3,965,429
Star Holding LLC, 8.75%, 08/01/31
(f)
....... USD 16,420 15,810,159
Tidewater, Inc., 9.13%, 07/15/30
(f)
......... 15,133 16,236,787
Transocean International Ltd.
(f)
8.25% , 05/15/29 ................... 10,460 10,542,153
8.75% , 02/15/30 ................... 16,961 17,722,162
8.50% , 05/15/31 ................... 7,860 7,785,534
7.88% , 10/15/32 ................... 13,228 13,815,336
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(f)
...................... 325 332,354
USA Compression Partners LP
(f)
7.13% , 03/15/29 ................... 16,178 16,746,031
6.25% , 10/01/33 ................... 40,714 41,202,161
Valaris Ltd., 8.38%, 04/30/30
(f)
........... 11,314 11,771,810
Vallourec SACA, 7.50%, 04/15/32
(f)
........ 19,774 20,995,690
Weatherford International Ltd., 6.75%, 10/15/33
(f)
39,738 40,696,163
398,144,274
Entertainment — 0.6%
Banijay Entertainment SAS, 7.00%, 05/01/29
(b)
. EUR 2,238 2,728,140
Cinemark USA, Inc., 7.00%, 08/01/32
(f)
...... USD 883 916,291
Electronic Arts, Inc., 2.95%, 02/15/51 ....... 11,560 10,663,045
Live Nation Entertainment, Inc.
(f)
4.75% , 10/15/27 ................... 6,812 6,825,876
3.75% , 01/15/28 ................... 6,495 6,385,229
Odeon Finco plc, 12.75%, 11/01/27
(f)
....... 17,241 17,776,574
Pinewood Finco plc
(b)
3.63% , 11/15/27 ................... GBP 311 408,871
6.00% , 03/27/30 ................... 3,314 4,492,244
Playtika Holding Corp., 4.25%, 03/15/29
(f)
.... USD 4,614 4,137,662
Starz Capital Holdings 1, Inc., 6.00%, 04/15/30
(f)
13,501 12,893,455
Warnermedia Holdings, Inc., 5.05%, 03/15/42 . 128,105 90,153,894
157,381,281
Financial Services — 3.2%
Block, Inc.
2.75% , 06/01/26 ................... 16,670 16,570,468
5.63% , 08/15/30
(f)
.................. 25,170 25,681,505
6.50% , 05/15/32 ................... 60,311 62,714,997
6.00% , 08/15/33
(f)
.................. 29,028 29,800,406
Boost Newco Borrower LLC, 7.50%, 01/15/31
(f)
. 65,105 69,196,849
Bracken MidCo1 plc, 6.75%, (6.75% Cash or
7.50% PIK), 11/01/27
(b) (i)
............. GBP 1,674 2,235,310
CrossCountry Intermediate HoldCo LLC
(f)
6.50% , 10/01/30 ................... USD 16,652 16,984,974
6.75% , 12/01/32 ................... 7,948 8,076,972
Encore Issuances SA, (1-mo. EURIBOR +
3.00%), 4.93%, 08/14/26
(a) (b)
........... EUR 944 1,113,380
Freedom Mortgage Holdings LLC
(f)
9.25% , 02/01/29 ................... USD 11,674 12,244,251
6.88% , 05/01/31 ................... 8,445 8,450,076
9.13% , 05/15/31 ................... 24,265 26,061,993
8.38% , 04/01/32 ................... 9,030 9,505,563
Security
Par (000)
Par (000) Value
Financial Services (continued)
Garfunkelux Holdco 3 SA, 9.00%, 09/01/28
(b)
.. EUR 2,848 $ 3,204,024
Garfunkelux Holdco 4 SA, 10.50%, (10.50%
Cash or 10.50% PIK), 05/01/30
(b) (i)
....... 218 —
Intrum Investments & Financing AB
(b)
8.00% , 09/11/27 ................... 1,371 1,632,427
Series 1 , 7.75% , 09/11/28
(f)
............ 848 868,628
8.50% , 09/11/29 ................... 833 827,170
ION Platform Finance SARL
(b)
7.88% , 05/01/29 ................... 3,747 4,469,201
6.50% , 09/30/30 ................... 1,099 1,249,823
6.88% , 09/30/32 ................... 846 951,006
Jefferies Finance LLC, 6.63%, 10/15/31
(f)
.... USD 3,056 3,007,318
Midcap Financial Issuer Trust
(f)
6.50% , 05/01/28 ................... 24,807 24,763,573
5.63% , 01/15/30 ................... 19,188 17,972,616
Nationwide Building Society
(a)(b)(j)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.85%), 7.50% ..... GBP 1,000 1,403,008
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.59%), 7.88% ..... 325 462,748
PennyMac Financial Services, Inc.
(f)
7.88% , 12/15/29 ................... USD 8,777 9,339,147
7.13% , 11/15/30 ................... 13,269 13,948,758
6.88% , 05/15/32 ................... 18,572 19,442,932
6.75% , 02/15/34 ................... 12,120 12,528,771
PRA Group Europe Holding II SARL, 6.25%,
09/30/32
(b)
...................... EUR 2,777 3,181,942
Progroup AG
(b)
5.13% , 04/15/29 ................... 984 1,187,493
5.38% , 04/15/31 ................... 1,433 1,721,460
Rocket Cos., Inc.
(f)
6.50% , 08/01/29 ................... USD 33,598 34,652,567
6.13% , 08/01/30 ................... 79,156 81,821,906
7.13% , 02/01/32 ................... 50,627 53,259,543
6.38% , 08/01/33 ................... 66,326 69,152,748
Rocket Mortgage LLC
(f)
2.88% , 10/15/26 ................... 22,344 22,018,079
3.88% , 03/01/31 ................... 2,642 2,508,830
4.00% , 10/15/33 ................... 2,313 2,148,999
Shift4 Payments LLC
6.75% , 08/15/32
(f)
.................. 65,901 68,042,255
5.50% , 05/15/33
(b)
.................. EUR 2,407 2,896,818
5.50% , 05/15/33
(f)
.................. 19,120 23,010,866
Stena International SA, 7.25%, 01/15/31
(b)
.... USD 2,000 2,038,812
Titanium 2l Bondco SARL, 6.25%, (6.25% Cash
or 6.25% PIK), 01/14/31
(i)
............ EUR 5,120 1,079,476
UWM Holdings LLC
(f)
6.63% , 02/01/30 ................... USD 24,012 24,314,047
6.25% , 03/15/31 ................... 19,590 19,558,769
Walker & Dunlop, Inc., 6.63%, 04/01/33
(f)
.... 9,136 9,372,842
WEX, Inc., 6.50%, 03/15/33
(f)
............ 26,183 26,802,516
Worldline SA
(b)
0.00% , 07/30/26
(l) (m)
................. EUR 172 196,535
0.88% , 06/30/27 ................... 900 958,851
4.13% , 09/12/28 ................... 300 317,568
5.25% , 11/27/29 ................... 400 414,879
855,365,695
Food Products — 1.2%
B&G Foods, Inc., 8.00%, 09/15/28
(f)
........ USD 5,501 5,412,268
Chobani Holdco II LLC, 8.75%, (8.75% Cash or
9.50% PIK), 10/01/29
(f) (i)
............. 100,713 105,055,164
Chobani LLC
(f)
4.63% , 11/15/28 ................... 41,717 41,724,676
7.63% , 07/01/29 ................... 63,021 65,738,592

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Food Products (continued)
Darling Global Finance BV
4.50% , 07/15/32
(b)
.................. EUR 1,780 $ 2,119,196
4.50% , 07/15/32
(f)
.................. 13,375 15,923,733
Darling Ingredients, Inc., 6.00%, 06/15/30
(f)
... USD 9,051 9,198,812
Fiesta Purchaser, Inc.
(f)
7.88% , 03/01/31 ................... 1,162 1,211,852
9.63% , 09/15/32 ................... 5,820 6,099,453
Froneri Lux FinCo SARL, 4.75%, 08/01/32
(b)
.. EUR 1,361 1,611,458
Irca SpA, (3-mo. EURIBOR at 0.00% Floor +
3.75%), 5.85%, 12/15/29
(a) (b)
........... 1,000 1,194,215
Lamb Weston Holdings, Inc.
(f)
4.88% , 05/15/28 ................... USD 5,545 5,530,876
4.13% , 01/31/30 ................... 5,961 5,766,169
4.38% , 01/31/32 ................... 9,862 9,395,301
Post Holdings, Inc.
(f)
4.63% , 04/15/30 ................... 1,289 1,255,182
4.50% , 09/15/31 ................... 2,107 1,997,535
6.25% , 02/15/32 ................... 1,327 1,363,459
6.38% , 03/01/33 ................... 5,094 5,144,940
6.25% , 10/15/34 ................... 9,215 9,266,150
6.50% , 03/15/36 ................... 25,601 25,635,599
Simmons Foods, Inc., 4.63%, 03/01/29
(f)
..... 6,955 6,700,727
Tereos Finance Groupe I SA
(b)
4.75% , 04/30/27 ................... EUR 252 295,305
7.25% , 04/15/28 ................... 1,933 2,295,770
329,936,432
Gas Utilities — 0.1%
(f)
AmeriGas Partners LP, 9.50%, 06/01/30 ..... USD 6,129 6,529,169
Ferrellgas LP, 9.25%, 01/15/31 .......... 11,680 12,029,671
Suburban Propane Partners LP, 5.00%, 06/01/31 1,615 1,550,444
20,109,284
Ground Transportation — 0.4%
Albion Financing 1 SARL
5.38% , 05/21/30
(b)
.................. EUR 987 1,196,340
7.00% , 05/21/30
(f)
.................. USD 33,119 34,566,654
BCP V Modular Services Finance II plc
(b)
4.75% , 11/30/28 ................... EUR 2,068 2,294,933
6.13% , 11/30/28 ................... GBP 1,929 2,440,748
6.50% , 07/10/31 ................... EUR 1,037 1,136,233
BCP V Modular Services Finance plc, 6.75%,
11/30/29
(b)
...................... 797 722,430
Boels Topholding BV
(b)
6.25% , 02/15/29 ................... 1,589 1,926,132
5.75% , 05/15/30 ................... 1,399 1,699,992
EC Finance plc, 3.25%, 10/15/26
(b) (k)
....... 1,391 1,617,539
Edge Finco plc, 8.13%, 08/15/31
(b)
........ GBP 3,691 5,286,309
Genesee & Wyoming, Inc., 6.25%, 04/15/32
(f)
.. USD 24,546 25,313,138
Hertz Corp. (The), 12.63%, 07/15/29
(f)
...... 10,078 10,165,326
Kapla Holding SAS
(b)
(3-mo. EURIBOR at 0.00% Floor + 3.50%),
5.60% , 07/31/30
(a)
................ EUR 1,711 2,032,326
5.00% , 04/30/31 ................... 2,395 2,854,318
Loxam SAS
(b)
6.38% , 05/15/28 ................... 1,768 2,141,892
4.25% , 02/15/31 ................... 1,340 1,575,404
Mobico Group plc
(b)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 4.14%), 4.25%
(a) (j)
... GBP 2,268 1,799,030
3.63% , 11/20/28
(k)
.................. 714 867,418
4.88% , 09/26/31 ................... EUR 1,399 1,301,420
SGL Group ApS
(a)
(3-mo. EURIBOR at 0.00% Floor + 4.75%),
6.77% , 04/22/30 ................. 2,690 3,050,024
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.30% , 02/24/31
(b) (f)
............... EUR 413 $ 465,461
Watco Cos. LLC, 7.13%, 08/01/32
(f)
........ USD 12,660 13,258,907
117,711,974
Health Care Equipment & Supplies — 1.1%
Avantor Funding, Inc.
3.88% , 07/15/28
(b)
.................. EUR 1,235 1,448,996
4.63% , 07/15/28
(f)
.................. USD 18,413 18,312,954
3.88% , 11/01/29
(f)
.................. 13,639 13,042,366
Bausch + Lomb Corp.
8.38% , 10/01/28
(f)
.................. 78,480 81,913,500
(3-mo. EURIBOR at 0.00% Floor + 3.88%),
5.87% , 01/15/31
(a) (b)
............... EUR 810 966,913
Hologic, Inc., 3.25%, 02/15/29
(f)
.......... USD 1,032 1,017,109
Insulet Corp., 6.50%, 04/01/33
(f)
.......... 7,770 8,099,347
Medline Borrower LP
(f)
3.88% , 04/01/29 ................... 26,017 25,400,632
6.25% , 04/01/29 ................... 27,565 28,495,630
5.25% , 10/01/29 ................... 101,438 101,986,374
Neogen Food Safety Corp., 8.63%, 07/20/30
(f)
. 9,072 9,675,399
Sotera Health Holdings LLC, 7.38%, 06/01/31
(f)
. 10,636 11,155,265
301,514,485
Health Care Providers & Services — 2.1%
Acadia Healthcare Co., Inc., 7.38%, 03/15/33
(f)
. 2,923 2,952,242
AHP Health Partners, Inc., 5.75%, 07/15/29
(f)
.. 25,769 25,544,049
Clariane SE, 7.88%, 06/27/30
(b)
.......... EUR 1,600 1,915,711
Community Health Systems, Inc.
(f)
6.00% , 01/15/29 ................... USD 20,857 20,851,058
5.25% , 05/15/30 ................... 45,533 42,764,261
4.75% , 02/15/31 ................... 22,427 19,979,887
10.88% , 01/15/32 .................. 18,500 20,191,640
9.75% , 01/15/34 ................... 65,027 68,299,719
Concentra Health Services, Inc., 6.88%,
07/15/32
(f)
...................... 22,645 23,682,232
DaVita, Inc.
(f)
6.88% , 09/01/32 ................... 819 852,551
6.75% , 07/15/33 ................... 4,583 4,752,081
Ephios Subco 3 SARL, 7.88%, 01/31/31
(b)
.... EUR 1,258 1,575,388
Gruppo San Donato SpA, 6.50%, 10/31/31
(b)
.. 567 678,207
HAH Group Holding Co. LLC, 9.75%, 10/01/31
(f)
USD 9,639 9,064,072
HealthEquity, Inc., 4.50%, 10/01/29
(f)
....... 34,750 34,138,216
LifePoint Health, Inc.
(f)
9.88% , 08/15/30 ................... 6,567 7,070,643
11.00% , 10/15/30 .................. 29,822 32,703,847
8.38% , 02/15/32 ................... 13,945 15,136,795
10.00% , 06/01/32 .................. 20,242 21,498,705
Mehilainen Yhtiot Oy
(b)
5.13% , 06/30/32 ................... EUR 1,754 2,092,591
(3-mo. EURIBOR at 0.00% Floor + 3.38%),
5.39% , 06/30/32
(a)
................ 328 389,276
Molina Healthcare, Inc.
(f)
6.50% , 02/15/31 ................... USD 25,373 26,058,831
6.25% , 01/15/33 ................... 9,161 9,339,317
Option Care Health, Inc., 4.38%, 10/31/29
(f)
... 7,456 7,284,737
Prime Healthcare Services, Inc., 9.38%,
09/01/29
(f)
...................... 3,516 3,691,802
Star Parent, Inc., 9.00%, 10/01/30
(f)
........ 18,333 19,565,126
Surgery Center Holdings, Inc., 7.25%, 04/15/32
(f)
63,879 64,611,584
Tenet Healthcare Corp.
6.75% , 05/15/31 ................... 35,821 37,272,073
6.00% , 11/15/33
(f)
.................. 18,607 19,157,655
US Acute Care Solutions LLC, 9.75%, 05/15/29
(f)
22,467 22,633,589
565,747,885

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care REITs — 0.4%
Diversified Healthcare Trust, 7.25%, 10/15/30
(f)
. USD 9,707 $ 9,925,291
MPT Operating Partnership LP
7.00% , 02/15/32
(f)
.................. EUR 19,230 23,483,703
7.00% , 02/15/32
(b)
.................. 2,189 2,673,210
8.50% , 02/15/32
(f)
.................. USD 57,857 61,787,425
97,869,629
Health Care Technology — 0.2%
IQVIA, Inc.
1.75% , 03/15/26
(b)
.................. EUR 2,964 3,476,743
6.25% , 06/01/32
(f)
.................. USD 37,553 39,239,811
42,716,554
Hotel & Resort REITs — 0.9%
Park Intermediate Holdings LLC, 7.00%,
02/01/30
(f)
...................... 13,761 14,124,153
Pebblebrook Hotel LP, 6.38%, 10/15/29
(f)
.... 6,394 6,544,559
RHP Hotel Properties LP
(f)
4.50% , 02/15/29 ................... 11,328 11,215,182
6.50% , 04/01/32 ................... 33,199 34,430,198
6.50% , 06/15/33 ................... 20,108 20,903,010
RLJ Lodging Trust LP
(f)
3.75% , 07/01/26 ................... 3,645 3,624,716
4.00% , 09/15/29 ................... 2,470 2,342,755
Service Properties Trust
0.00% , 09/30/27
(f) (m)
................. 19,106 17,265,255
8.63% , 11/15/31
(f)
.................. 86,667 91,032,070
8.88% , 06/15/32 ................... 25,878 25,527,427
XHR LP, 6.63%, 05/15/30
(f)
............. 6,715 6,930,451
233,939,776
Hotels, Restaurants & Leisure — 3.9%
1011778 BC ULC
(f)
3.88% , 01/15/28 ................... 1,368 1,348,508
4.38% , 01/15/28 ................... 10,054 9,990,609
5.63% , 09/15/29 ................... 6,190 6,302,571
4.00% , 10/15/30 ................... 10,954 10,432,635
Acushnet Co., 5.63%, 12/01/33
(f)
......... 7,097 7,176,741
Allwyn Entertainment Financing UK plc
(b)
7.25% , 04/30/30 ................... EUR 2,315 2,856,371
4.13% , 02/15/31 ................... 730 845,025
Aramark International Finance SARL, 4.38%,
04/15/33
(b)
...................... 1,281 1,504,242
Boyne USA, Inc., 4.75%, 05/15/29
(f)
........ USD 11,872 11,709,653
Brightstar Lottery plc, 5.75%, 01/15/33
(f)
..... 15,417 15,306,536
Caesars Entertainment, Inc.
(f)
4.63% , 10/15/29 ................... 233 223,502
7.00% , 02/15/30 ................... 28,840 29,868,347
6.50% , 02/15/32 ................... 26,150 26,788,692
Carnival Corp.
(f)
5.88% , 06/15/31 ................... 15,806 16,326,080
5.75% , 08/01/32 ................... 11,409 11,708,840
6.13% , 02/15/33 ................... 41,359 42,706,887
Carnival plc, 4.13%, 07/15/31
(f)
........... EUR 28,890 34,375,920
Churchill Downs, Inc.
(f)
4.75% , 01/15/28 ................... USD 25,101 25,007,687
5.75% , 04/01/30 ................... 36,345 36,698,964
6.75% , 05/01/31 ................... 22,327 23,151,469
Cirsa Finance International SARL
(b)
7.88% , 07/31/28 ................... EUR 494 605,972
6.50% , 03/15/29 ................... 587 717,089
4.88% , 10/15/31 ................... 516 622,509
(3-mo. EURIBOR + 3.00%), 5.10% ,
10/15/32
(a)
..................... 757 897,519
Deuce Finco plc
(b)
7.00% , 11/20/31 ................... GBP 1,184 1,611,868
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
(3-mo. EURIBOR + 3.50%), 5.55% ,
11/20/32
(a)
..................... EUR 807 $ 961,895
Entain plc, 4.88%, 11/30/31
(b)
............ 1,363 1,612,460
Essendi SA
(b)
5.38% , 05/15/30 ................... 481 580,635
5.50% , 11/15/31 ................... 778 937,323
5.63% , 05/15/32 ................... 1,747 2,104,337
(3-mo. EURIBOR + 3.75%), 5.81% ,
05/15/32
(a)
..................... 552 657,020
Fertitta Entertainment LLC
(f)
4.63% , 01/15/29 ................... USD 10,151 9,858,987
6.75% , 01/15/30 ................... 8,122 7,722,194
Flutter Treasury DAC, 4.00%, 06/04/31
(b)
.... EUR 1,000 1,172,200
gategroup Finance Luxembourg SA, 3.00%,
02/28/27
(b)
...................... CHF 3,660 4,597,812
Great Canadian Gaming Corp., 8.75%, 11/15/29
(f)
USD 22,899 23,131,412
Hilton Domestic Operating Co., Inc.
(f)
6.13% , 04/01/32 ................... 2,748 2,845,576
5.88% , 03/15/33 ................... 19,391 19,949,189
5.75% , 09/15/33 ................... 2,628 2,689,535
5.50% , 03/31/34 ................... 16,428 16,540,825
Light & Wonder International, Inc.
(f)
7.25% , 11/15/29 ................... 3,781 3,883,337
7.50% , 09/01/31 ................... 2,853 2,976,621
6.25% , 10/01/33 ................... 17,689 17,908,305
Lindblad Expeditions LLC, 7.00%, 09/15/30
(f)
.. 23,852 24,881,929
Lottomatica Group SpA
(b)
4.88% , 01/31/31 ................... EUR 1,243 1,504,369
(3-mo. EURIBOR at 0.00% Floor + 3.25%),
5.31% , 06/01/31
(a)
................ 933 1,103,159
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(f)
. USD 18,552 13,316,105
Melco Resorts Finance Ltd.
(f)
5.63% , 07/17/27 ................... 800 799,248
5.75% , 07/21/28 ................... 3,400 3,396,022
5.38% , 12/04/29 ................... 28,223 27,888,275
7.63% , 04/17/32 ................... 17,566 18,444,300
6.50% , 09/24/33 ................... 3,635 3,639,726
Merlin Entertainments Group US Holdings, Inc.,
7.38%, 02/15/31
(f)
................. 25,407 22,631,948
MGM China Holdings Ltd., 7.13%, 06/26/31
(f)
.. 4,271 4,516,583
MGM Resorts International, 6.13%, 09/15/29 .. 16,472 16,927,783
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(f)
...................... 70 68,854
Mohegan Tribal Gaming Authority, 8.25%,
04/15/30
(f)
...................... 18,501 19,285,479
Motion Bondco DAC, 6.63%, 11/15/27
(f)
..... 8,099 7,863,986
Motion Finco SARL, 7.38%, 06/15/30
(b)
...... EUR 1,157 1,234,064
NCL Corp. Ltd.
(f)
5.88% , 01/15/31 ................... USD 3,127 3,115,169
6.75% , 02/01/32 ................... 5,251 5,376,616
6.25% , 09/15/33 ................... 55,615 55,591,581
Pinnacle Bidco plc, 10.00%, 10/11/28
(b)
...... GBP 1,393 1,976,264
Premier Entertainment Sub LLC
(f)
5.63% , 09/01/29 ................... USD 5,317 4,027,628
5.88% , 09/01/31 ................... 9,034 5,985,025
Rivers Enterprise Borrower LLC, 6.63%,
02/01/33
(f)
...................... 9,087 9,290,049
Rivers Enterprise Lender LLC, 6.25%, 10/15/30
(f)
10,158 10,368,565
Sabre GLBL, Inc.
(f)
10.75% , 11/15/29 .................. 6,391 5,434,445
10.75% , 03/15/30 .................. 17,924 14,739,448
Scientific Games Holdings LP, 6.63%, 03/01/30
(f)
9,550 8,487,664
Six Flags Entertainment Corp.
5.38% , 04/15/27 ................... 31 30,881
5.25% , 07/15/29 ................... 1,701 1,586,257

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Station Casinos LLC
(f)
4.50% , 02/15/28 ................... USD 8,194 $ 8,126,299
4.63% , 12/01/31 ................... 14,400 13,652,002
6.63% , 03/15/32 ................... 6,652 6,809,406
Stonegate Pub Co. Financing plc
(b)
(3-mo. EURIBOR + 6.63%), 8.69% ,
07/31/29
(a)
..................... EUR 1,868 2,139,683
10.75% , 07/31/29 .................. GBP 458 609,678
TUI AG, 5.88%, 03/15/29
(b)
............. EUR 1,527 1,856,465
TUI Cruises GmbH
(b)
6.25% , 04/15/29 ................... 418 510,860
5.00% , 05/15/30 ................... 1,895 2,285,089
Vail Resorts, Inc.
(f)
5.63% , 07/15/30 ................... USD 10,937 11,114,835
6.50% , 05/15/32 ................... 14,238 14,775,442
Viking Cruises Ltd.
(f)
9.13% , 07/15/31 ................... 33,675 36,060,537
5.88% , 10/15/33 ................... 39,124 39,728,974
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(f)
...................... 8,471 8,484,444
Voyager Parent LLC, 9.25%, 07/01/32
(f)
..... 21,857 23,192,922
Wynn Macau Ltd.
(f)
5.50% , 10/01/27 ................... 2,600 2,594,384
5.63% , 08/26/28 ................... 56,145 56,033,833
4.50% , 03/07/29
(l)
.................. 1,658 1,692,761
5.13% , 12/15/29 ................... 20,458 20,273,469
Wynn Resorts Finance LLC
(f)
5.13% , 10/01/29 ................... 21,826 21,955,306
7.13% , 02/15/31 ................... 14,680 15,885,051
6.25% , 03/15/33 ................... 20,053 20,503,707
1,040,710,468
Household Durables — 0.8%
Ashton Woods USA LLC
(f)
4.63% , 08/01/29 ................... 4,879 4,651,601
4.63% , 04/01/30 ................... 3,541 3,381,615
6.88% , 08/01/33 ................... 10,184 10,192,098
Beazer Homes USA, Inc., 5.88%, 10/15/27 ... 3,979 3,988,454
Brookfield Residential Properties, Inc.
(f)
5.00% , 06/15/29 ................... 20,861 20,179,163
4.88% , 02/15/30 ................... 13,025 12,132,188
Century Communities, Inc., 6.63%, 09/15/33
(f)
. 12,631 12,772,452
Dream Finders Homes, Inc., 8.25%, 08/15/28
(f)
. 6,941 7,143,421
Empire Communities Corp., 9.75%, 05/01/29
(f)
. 3,105 3,202,700
K. Hovnanian Enterprises, Inc.
(f)
8.00% , 04/01/31 ................... 20,360 20,778,744
8.38% , 10/01/33 ................... 23,703 24,089,110
LGI Homes, Inc.
(f)
8.75% , 12/15/28 ................... 1,309 1,365,376
4.00% , 07/15/29 ................... 5,385 4,907,468
7.00% , 11/15/32 ................... 7,750 7,408,009
Mattamy Group Corp.
(f)
4.63% , 03/01/30 ................... 4,116 3,995,811
6.00% , 12/15/33 ................... 4,571 4,530,388
Meritage Homes Corp., 1.75%, 05/15/28
(l)
.... 28,161 27,696,226
New Home Co., Inc. (The)
(f)
9.25% , 10/01/29 ................... 13,753 14,353,534
8.50% , 11/01/30 ................... 3,869 3,984,502
Newell Brands, Inc., 8.50%, 06/01/28
(f)
...... 10,677 11,195,400
Somnigroup International, Inc.
(f)
4.00% , 04/15/29 ................... 2,978 2,901,417
3.88% , 10/15/31 ................... 653 610,353
STL Holding Co. LLC, 8.75%, 02/15/29
(f)
..... 7,436 7,810,551
Taylor Morrison Communities, Inc., 5.75%,
11/15/32
(f)
...................... 7,034 7,237,226
Security
Par (000)
Par (000) Value
Household Durables (continued)
TRI Pointe Homes, Inc., 5.25%, 06/01/27 .... USD 103 $ 103,477
220,611,284
Household Products — 0.0%
Central Garden & Pet Co., 4.13%, 10/15/30 ... 608 582,725
Independent Power and Renewable Electricity Producers — 0.5%
(f)
Calpine Corp.
4.50% , 02/15/28 ................... 552 552,365
5.13% , 03/15/28 ................... 19,439 19,460,791
4.63% , 02/01/29 ................... 629 626,645
5.00% , 02/01/31 ................... 7,712 7,832,292
Clearway Energy Operating LLC, 3.75%,
01/15/32 ....................... 19,030 17,296,869
Lightning Power LLC, 7.25%, 08/15/32 ...... 5,671 6,030,264
TransAlta Corp., 5.88%, 02/01/34 ......... 14,217 14,315,240
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 6.93%),
8.00%
(a) (j)
...................... 11,499 11,788,110
XPLR Infrastructure LP, 2.50%, 06/15/26
(l)
.... 45,673 44,818,915
122,721,491
Insurance — 5.2%
Ageas SA/NV, (5-Year EURIBOR ICE Swap Rate
+ 3.04%), 5.88%
(a) (b) (j)
............... EUR 600 709,336
Alliant Holdings Intermediate LLC
(f)
4.25% , 10/15/27 ................... USD 57,673 57,306,407
6.75% , 10/15/27 ................... 7,295 7,337,850
6.75% , 04/15/28 ................... 11,137 11,339,420
5.88% , 11/01/29 ................... 49,473 49,429,474
7.00% , 01/15/31 ................... 61,586 63,893,961
7.38% , 10/01/32 ................... 20,429 21,182,197
AmWINS Group, Inc.
(f)
6.38% , 02/15/29 ................... 4,390 4,514,729
4.88% , 06/30/29 ................... 7,012 6,895,916
Amynta Agency Borrower, Inc., 7.50%, 07/15/33
(f)
24,846 25,136,624
APH Somerset Investor 2 LLC, 7.88%, 11/01/29
(f)
17,239 17,411,117
Ardonagh Finco Ltd.
6.88% , 02/15/31
(b)
.................. EUR 17,372 21,041,768
7.75% , 02/15/31
(f)
.................. USD 77,612 81,364,912
Ardonagh Group Finance Ltd., 8.88%, 02/15/32
(f)
100,403 104,349,340
Asurion LLC and Asurion Co-Issuer, Inc., 8.00%,
12/31/32
(f)
...................... 52,180 54,142,564
BNP Paribas Cardif SA, (5-Year EURIBOR ICE
Swap Rate + 3.37%), 6.00%
(a) (b) (j)
........ EUR 2,500 2,955,311
Howden UK Refinance plc
(f)
7.25% , 02/15/31 ................... USD 86,107 88,673,339
8.13% , 02/15/32 ................... 48,097 49,652,072
HUB International Ltd.
(f)
7.25% , 06/15/30 ................... 188,742 198,164,963
7.38% , 01/31/32 ................... 246,431 258,642,642
Jones Deslauriers Insurance Management, Inc.
(f)
8.50% , 03/15/30 ................... 28,250 29,609,051
6.88% , 10/01/33 ................... 25,670 24,786,752
Panther Escrow Issuer LLC, 7.13%, 06/01/31
(f)
. 149,165 154,571,936
Ryan Specialty LLC
(f)
4.38% , 02/01/30 ................... 2,807 2,754,892
5.88% , 08/01/32 ................... 16,671 17,033,892
Unipol Assicurazioni SpA
4.90% , 05/23/34
(b)
.................. EUR 2,600 3,201,524
USI, Inc., 7.50%, 01/15/32
(f)
............ USD 38,922 40,793,331
1,396,895,320
Interactive Media & Services — 0.2%
Snap, Inc.
(f)
6.88% , 03/01/33 ................... 34,588 35,841,649

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interactive Media & Services (continued)
6.88% , 03/15/34 ................... USD 17,751 $ 18,276,820
54,118,469
IT Services — 3.0%
Almaviva-The Italian Innovation Co. SpA, 5.00%,
10/30/30
(b)
...................... EUR 2,788 3,303,638
Atos SE
(b)(k)
9.36% , 12/18/29 ................... 3,218 4,332,639
5.20% , 12/18/30 ................... 1,996 2,313,639
1.04% , 12/18/32 ................... 2,606 2,005,985
Beignet Investor LLC, 6.58%, 05/30/49
(f)
..... USD 513,712 542,734,221
Cablevision Lightpath LLC
(f)
3.88% , 09/15/27 ................... 16,342 15,949,896
5.63% , 09/15/28 ................... 5,738 5,608,038
Cedacri SpA, (3-mo. EURIBOR at 4.63% Floor +
4.63%), 6.69%, 05/15/28
(a) (b)
........... EUR 2,277 2,700,324
CoreWeave, Inc., 9.25%, 06/01/30
(f)
....... USD 24,841 23,096,481
Engineering - Ingegneria Informatica - SpA,
8.63%, 02/15/30
(b)
................. EUR 386 486,435
Fortress Intermediate 3, Inc., 7.50%, 06/01/31
(f)
USD 31,556 32,926,793
ION Platform Finance US, Inc.
(f)
4.63% , 05/01/28 ................... 208 192,445
5.00% , 05/01/28 ................... 26,589 24,681,401
5.75% , 05/15/28 ................... 1,416 1,335,255
8.75% , 05/01/29 ................... 9,366 9,488,800
9.50% , 05/30/29 ................... 10,430 10,562,442
9.00% , 08/01/29 ................... 8,506 8,374,501
7.88% , 09/30/32 ................... 87,239 82,777,364
Twilio, Inc.
3.63% , 03/15/29 ................... 6,443 6,223,777
3.88% , 03/15/31 ................... 10,557 10,089,570
United Group BV
(b)
3.63% , 02/15/28 ................... EUR 1,405 1,647,401
6.25% , 01/31/32 ................... 1,131 1,334,199
792,165,244
Life Sciences Tools & Services — 0.0%
(f)
Charles River Laboratories International, Inc.,
4.00%, 03/15/31 .................. USD 3,131 2,966,620
Fortrea Holdings, Inc., 7.50%, 07/01/30 ..... 3,687 3,768,505
6,735,125
Machinery — 1.0%
Amsted Industries, Inc., 6.38%, 03/15/33
(f)
.... 8,122 8,365,546
ATS Corp., 4.13%, 12/15/28
(f)
........... 4,992 4,869,361
Chart Industries, Inc.
(f)
7.50% , 01/01/30 ................... 22,505 23,455,729
9.50% , 01/01/31 ................... 990 1,050,820
Enpro, Inc., 6.13%, 06/01/33
(f)
........... 10,543 10,879,280
Esab Corp., 6.25%, 04/15/29
(f)
........... 5,826 5,990,392
GrafTech Global Enterprises, Inc., 9.88%,
12/23/29
(f)
...................... 8,471 7,369,770
Husky Injection Molding Systems Ltd., 9.00%,
02/15/29
(f)
...................... 41,166 43,172,006
IMA Industria Macchine Automatiche SpA
(b)
3.75% , 01/15/28 ................... EUR 303 356,531
(3-mo. EURIBOR at 0.00% Floor + 3.75%),
5.78% , 04/15/29
(a)
................ 2,563 3,046,687
King US Bidco, Inc., (3-mo. EURIBOR at 0.00%
Floor + 3.25%), 5.31%, 12/01/32
(a) (b)
...... 1,121 1,329,829
Manitowoc Co., Inc. (The), 9.25%, 10/01/31
(f)
.. USD 8,672 9,314,595
Terex Corp.
(f)
5.00% , 05/15/29 ................... 11,833 11,792,750
6.25% , 10/15/32 ................... 17,692 18,151,125
TK Elevator Midco GmbH
4.38% , 07/15/27
(b)
.................. EUR 14,173 16,714,624
Security
Par (000)
Par (000) Value
Machinery (continued)
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(f)
. USD 92,399 $ 92,420,714
258,279,759
Media — 5.7%
Adelphia Communications Corp., Escrow, Series
B, 10.50%, 07/15/04
(c) (d) (e)
............ 800 —
Cable One, Inc.
(l)
0.00% , 03/15/26
(m)
................. 5,319 5,239,215
1.13% , 03/15/28 ................... 30,189 24,567,808
Century Communications Corp. Escrow, 0.00%,
03/15/13
(c) (d) (e)
.................... 625 —
Clear Channel Outdoor Holdings, Inc.
(f)
7.75% , 04/15/28 ................... 18,692 18,705,795
7.50% , 06/01/29 ................... 37,632 37,366,743
7.88% , 04/01/30 ................... 61,419 64,686,061
7.13% , 02/15/31 ................... 61,317 64,207,703
7.50% , 03/15/33 ................... 74,925 79,142,616
CMG Media Corp., 8.88%, 06/18/29
(f)
....... 11,015 9,462,546
CSC Holdings LLC
(f)
5.50% , 04/15/27 ................... 24,186 20,737,536
5.38% , 02/01/28 ................... 18,753 13,605,785
11.25% , 05/15/28 .................. 73,781 58,704,981
11.75% , 01/31/29 .................. 43,488 32,309,297
DirecTV Financing LLC
(f)
5.88% , 08/15/27 ................... 27,522 27,683,554
8.88% , 02/01/30 ................... 35,361 35,778,048
10.00% , 02/15/31 .................. 28,457 29,084,528
DISH DBS Corp.
(f)
5.25% , 12/01/26 ................... 57,865 56,114,433
5.75% , 12/01/28 ................... 74,180 72,826,396
DISH Network Corp., 11.75%, 11/15/27
(f)
..... 117,801 122,604,925
EchoStar Corp.
10.75% , 11/30/29 .................. 94,229 104,198,590
6.75% , 11/30/30 ................... 143,869 147,389,656
Gray Media, Inc.
(f)
10.50% , 07/15/29 .................. 6,520 7,011,224
9.63% , 07/15/32 ................... 41,345 42,906,533
7.25% , 08/15/33 ................... 35,963 36,748,030
Lamar Media Corp.
3.63% , 01/15/31 ................... 3,635 3,421,899
5.38% , 11/01/33
(f)
.................. 13,594 13,504,923
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27
(f)
...................... 27,264 19,056,173
Midcontinent Communications, 8.00%, 08/15/32
(f)
12,450 12,744,131
Neptune Bidco US, Inc.
(f)
9.29% , 04/15/29 ................... 16,109 16,136,526
10.38% , 05/15/31 .................. 8,610 8,828,186
Outfront Media Capital LLC
(f)
5.00% , 08/15/27 ................... 6,618 6,627,566
4.25% , 01/15/29 ................... 17,903 17,435,511
4.63% , 03/15/30 ................... 11,275 11,006,065
7.38% , 02/15/31 ................... 9,025 9,552,602
SES SA
(b)
4.13% , 06/24/30 ................... EUR 505 593,835
4.88% , 06/24/33 ................... 387 454,248
Sinclair Television Group, Inc., 8.13%, 02/15/33
(f)
USD 40,872 42,687,943
Sirius XM Radio LLC
(f)
3.13% , 09/01/26 ................... 17,020 16,870,360
5.00% , 08/01/27 ................... 32,291 32,369,633
4.00% , 07/15/28 ................... 10,187 9,958,466
Stagwell Global LLC, 5.63%, 08/15/29
(f)
..... 3,605 3,515,408
Summer BC Holdco B SARL
(b)
5.88% , 02/15/30 ................... EUR 1,411 1,528,112
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.31% , 02/15/30
(a)
................ 1,483 1,633,733

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
Sunrise FinCo. I BV
4.88% , 07/15/31
(f)
.................. USD 18,805 $ 17,911,763
4.63% , 05/15/32
(b)
.................. EUR 1,589 1,886,122
Tele Columbus AG, 10.00%, (10.00% Cash or
10.00% PIK), 01/01/29
(a) (b) (i)
........... 2,346 1,734,509
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(f)
................. USD 7,200 7,158,732
Univision Communications, Inc.
(f)
8.00% , 08/15/28 ................... 41,143 42,610,777
8.50% , 07/31/31 ................... 27,961 29,208,871
9.38% , 08/01/32 ................... 27,394 29,443,427
Versant Media Group, Inc., 7.25%, 01/30/31
(f)
.. 13,503 13,930,901
Virgin Media O2 Vendor Financing Notes V DAC,
7.88%, 03/15/32
(b)
................. GBP 935 1,264,271
Virgin Media Vendor Financing Notes III DAC,
4.88%, 07/15/28
(b)
................. 1,185 1,555,067
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(f)
................. USD 19,420 19,053,269
VZ Secured Financing BV, 5.25%, 01/15/33
(b)
.. EUR 3,980 4,585,621
Ziggo Bond Co. BV
3.38% , 02/28/30
(b)
.................. 497 519,102
5.13% , 02/28/30
(f)
.................. USD 3,386 3,022,888
6.13% , 11/15/32
(b)
.................. EUR 938 1,036,739
Ziggo BV
2.88% , 01/15/30
(b)
.................. 1,250 1,386,462
4.88% , 01/15/30
(f)
.................. USD 2,105 1,989,712
1,517,305,556
Metals & Mining — 2.4%
Aris Mining Corp., 8.00%, 10/31/29
(f)
....... 4,849 5,059,592
Arsenal AIC Parent LLC
(f)
8.00% , 10/01/30 ................... 8,910 9,454,943
11.50% , 10/01/31 .................. 70,118 77,168,575
Big River Steel LLC, 6.63%, 01/31/29
(f)
...... 62,688 63,142,739
Cleveland-Cliffs, Inc., 6.88%, 11/01/29
(f)
..... 27,783 28,775,176
Commercial Metals Co.
(f)
5.75% , 11/15/33 ................... 21,779 22,269,726
6.00% , 12/15/35 ................... 22,443 23,007,573
Constellium SE
(f)
5.63% , 06/15/28 ................... 21,765 21,761,876
3.75% , 04/15/29 ................... 42,739 41,269,116
6.38% , 08/15/32 ................... 21,892 22,593,004
ERO Copper Corp., 6.50%, 02/15/30
(f)
...... 21,229 21,295,341
First Quantum Minerals Ltd.
(f)
9.38% , 03/01/29 ................... 46,222 48,671,766
8.00% , 03/01/33 ................... 12,699 13,531,165
7.25% , 02/15/34 ................... 13,726 14,425,340
Kaiser Aluminum Corp.
(f)
4.50% , 06/01/31 ................... 55,476 53,596,700
5.88% , 03/01/34 ................... 28,704 28,794,044
New Gold, Inc., 6.88%, 04/01/32
(f)
......... 22,690 24,079,581
Novelis Corp.
(f)
4.75% , 01/30/30 ................... 15,093 14,559,613
6.88% , 01/30/30 ................... 27,175 28,217,189
3.88% , 08/15/31 ................... 24,085 21,952,586
6.38% , 08/15/33 ................... 42,512 43,097,438
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29
(b)
. EUR 13,100 15,035,143
641,758,226
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
(f)
Arbor Realty SR, Inc.
8.50% , 12/15/28 ................... USD 5,559 5,536,785
7.88% , 07/15/30 ................... 10,619 10,146,298
Blackstone Mortgage Trust, Inc., 3.75%, 01/15/27 22,907 22,670,898
Starwood Property Trust, Inc.
7.25% , 04/01/29 ................... 7,397 7,811,986
Security
Par (000)
Par (000) Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
6.00% , 04/15/30 ................... USD 8,849 $ 9,082,631
6.50% , 07/01/30 ................... 9,490 9,899,095
6.50% , 10/15/30 ................... 16,429 17,128,777
82,276,470
Office REITs — 0.0%
Alstria Office AG
(b)
4.25% , 10/15/29 ................... EUR 600 696,729
5.50% , 03/20/31 ................... 700 842,044
1,538,773
Oil, Gas & Consumable Fuels — 5.4%
Aethon United BR LP, 7.50%, 10/01/29
(f)
..... USD 22,004 23,053,063
Antero Midstream Partners LP
(f)
5.38% , 06/15/29 ................... 3,148 3,148,081
6.63% , 02/01/32 ................... 10,584 10,955,331
Ascent Resources Utica Holdings LLC
9.00% , 11/01/27
(f)
.................. 10,223 12,995,835
9.00% , 11/01/27
(b)
.................. 215 273,316
5.88% , 06/30/29
(f)
.................. 403 404,057
6.63% , 07/15/33
(f)
.................. 12,509 12,947,365
Blue Racer Midstream LLC
(f)
7.00% , 07/15/29 ................... 14,122 14,728,018
7.25% , 07/15/32 ................... 11,101 11,781,186
Breakwater Energy Holdings SARL, 9.25%,
11/15/30
(f)
...................... 7,175 7,513,337
Buckeye Partners LP
6.88% , 07/01/29
(f)
.................. 1,239 1,288,823
6.75% , 02/01/30
(f)
.................. 3,052 3,203,840
5.85% , 11/15/43 ................... 4,622 4,334,405
5.60% , 10/15/44 ................... 5,428 4,919,687
Caturus Energy LLC, 8.50%, 02/15/30
(f)
..... 45,136 47,006,616
Chord Energy Corp., 6.75%, 03/15/33
(f)
..... 6,213 6,424,969
CITGO Petroleum Corp., 8.38%, 01/15/29
(f)
... 33,613 34,951,604
Civitas Resources, Inc.
(f)
8.38% , 07/01/28 ................... 8,693 8,957,206
8.75% , 07/01/31 ................... 3,811 3,953,536
CNX Midstream Partners LP, 4.75%, 04/15/30
(f)
4,771 4,625,233
CNX Resources Corp., 7.25%, 03/01/32
(f)
.... 4,090 4,269,551
Comstock Resources, Inc.
(f)
6.75% , 03/01/29 ................... 28,908 28,932,805
5.88% , 01/15/30 ................... 41,921 40,774,679
CQP Holdco LP, 5.50%, 06/15/31
(f)
........ 61,763 61,103,285
Crescent Energy Finance LLC
(f)
7.75% , 07/31/29 ................... 4,891 4,881,735
9.75% , 10/15/30 ................... 7,726 8,107,856
7.63% , 04/01/32 ................... 22,076 21,403,169
7.88% , 04/15/32 ................... 12,064 11,886,466
7.38% , 01/15/33 ................... 20,600 19,548,408
8.38% , 01/15/34 ................... 12,335 12,252,849
DBR Land Holdings LLC, 6.25%, 12/01/30
(f)
... 11,662 11,928,826
Delek Logistics Partners LP, 7.38%, 06/30/33
(f)
. 21,442 21,880,467
Enbridge, Inc.
(a)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.97%), 7.20% ,
06/27/54 ...................... 11,076 11,728,321
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.12%), 7.38% ,
03/15/55 ...................... 13,972 14,789,851
Energean plc, 5.63%, 05/12/31
(b)
......... EUR 1,781 2,093,019
Energy Transfer LP
(a)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.02%), 8.00% ,
05/15/54 ...................... USD 26,422 28,204,296

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.83%), 7.13% ,
10/01/54 ...................... USD 19,394 $ 19,898,865
Genesis Energy LP
7.75% , 02/01/28 ................... 7,932 7,964,651
8.00% , 05/15/33 ................... 8,285 8,600,675
Global Partners LP, 7.13%, 07/01/33
(f)
...... 9,184 9,351,544
Gulfport Energy Operating Corp., 6.75%,
09/01/29
(f)
...................... 7,269 7,506,558
Harvest Midstream I LP, 7.50%, 05/15/32
(f)
... 3,498 3,646,259
Hess Midstream Operations LP
(f)
6.50% , 06/01/29 ................... 10,152 10,483,971
4.25% , 02/15/30 ................... 8,267 8,085,835
Hilcorp Energy I LP
(f)
6.25% , 11/01/28 ................... 2,536 2,550,395
5.75% , 02/01/29 ................... 10,274 10,164,799
6.00% , 04/15/30 ................... 1,223 1,188,394
6.25% , 04/15/32 ................... 1,027 966,799
8.38% , 11/01/33 ................... 23,661 24,159,182
6.88% , 05/15/34 ................... 11,422 10,702,537
7.25% , 02/15/35 ................... 5,274 5,012,262
Howard Midstream Energy Partners LLC
(f)
7.38% , 07/15/32 ................... 5,910 6,236,081
6.63% , 01/15/34 ................... 22,667 23,286,592
Ithaca Energy North Sea plc, 5.50%, 10/01/31
(b)
EUR 1,201 1,418,663
ITT Holdings LLC, 6.50%, 08/01/29
(f)
....... USD 31,458 30,188,717
Kinetik Holdings LP
(f)
6.63% , 12/15/28 ................... 1,551 1,597,029
5.88% , 06/15/30 ................... 496 500,444
Magnolia Oil & Gas Operating LLC, 6.88%,
12/01/32
(f)
...................... 11,788 12,115,388
Matador Resources Co.
(f)
6.88% , 04/15/28 ................... 9,098 9,297,119
6.50% , 04/15/32 ................... 13,594 13,786,557
Murphy Oil Corp., 5.88%, 12/01/42
(k)
....... 1,714 1,473,649
NGL Energy Operating LLC
(f)
8.13% , 02/15/29 ................... 20,823 21,613,529
8.38% , 02/15/32 ................... 44,300 45,875,530
Northern Oil & Gas, Inc., 7.88%, 10/15/33
(f)
... 26,443 25,746,346
Northriver Midstream Finance LP, 6.75%,
07/15/32
(f)
...................... 5,201 5,300,097
PBF Holding Co. LLC, 7.88%, 09/15/30
(f)
.... 5,583 5,376,643
Permian Resources Operating LLC
(f)
8.00% , 04/15/27 ................... 9,732 9,859,102
5.88% , 07/01/29 ................... 20,758 20,879,668
7.00% , 01/15/32 ................... 6,101 6,359,294
6.25% , 02/01/33 ................... 26,760 27,449,498
Prairie Acquiror LP, 9.00%, 08/01/29
(f)
...... 11,288 11,733,007
Rockies Express Pipeline LLC, 4.95%, 07/15/29
(f)
239 238,478
Sunoco LP
(f)
5.63% , 03/15/31 ................... 9,001 9,066,950
6.63% , 08/15/32 ................... 11,273 11,586,576
6.25% , 07/01/33 ................... 11,068 11,337,147
5.88% , 03/15/34 ................... 9,127 9,126,192
Tallgrass Energy Partners LP
(f)
5.50% , 01/15/28 ................... 4,975 4,977,681
7.38% , 02/15/29 ................... 38,231 39,514,147
6.00% , 09/01/31 ................... 4,680 4,658,115
TGNR Intermediate Holdings LLC, 5.50%,
10/15/29
(f)
...................... 14,898 14,752,470
TransMontaigne Partners LLC, 8.50%, 06/15/30
(f)
4,133 4,172,619
Venture Global LNG, Inc.
(f)
9.50% , 02/01/29 ................... 73,444 76,123,017
7.00% , 01/15/30 ................... 1,573 1,513,901
8.38% , 06/01/31 ................... 35,388 35,190,744
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
9.88% , 02/01/32 ................... USD 38,502 $ 39,775,355
Venture Global Plaquemines LNG LLC
(f)
6.13% , 12/15/30 ................... 47,057 47,920,234
7.50% , 05/01/33 ................... 20,400 22,042,220
6.50% , 01/15/34 ................... 63,611 65,152,933
7.75% , 05/01/35 ................... 22,131 24,232,415
6.75% , 01/15/36 ................... 68,252 69,909,864
Wildfire Intermediate Holdings LLC, 7.50%,
10/15/29
(f)
...................... 21,605 21,808,584
Wintershall Dea Finance 2 BV, (5-Year EURIBOR
ICE Swap Rate + 3.94%), 6.12%
(a) (b) (j)
..... EUR 2,268 2,719,082
1,447,445,494
Paper & Forest Products — 0.1%
Ahlstrom Holding 3 Oy, 4.88%, 02/04/28
(f)
.... USD 2,104 2,066,615
Fedrigoni SpA, 6.13%, 06/15/31
(b)
......... EUR 2,493 2,855,192
Magnera Corp., 7.25%, 11/15/31
(f)
......... USD 9,075 8,908,565
Sappi Papier Holding GmbH, 4.50%, 03/15/32
(b)
EUR 2,021 2,305,537
16,135,909
Passenger Airlines — 0.2%
American Airlines, Inc.
(f)
5.75% , 04/20/29 ................... USD 2,734 2,783,630
8.50% , 05/15/29 ................... 17,545 18,350,175
Deutsche Lufthansa AG, (5-Year EURIBOR ICE
Swap Rate + 2.86%), 5.25%, 01/15/55
(a) (b)
.. EUR 1,100 1,341,565
JetBlue Airways Corp., 9.88%, 09/20/31
(f)
.... USD 23,544 23,719,667
OneSky Flight LLC, 8.88%, 12/15/29
(f)
...... 13,332 14,267,042
60,462,079
Personal Care Products — 0.1%
Opal Bidco SAS
5.50% , 03/31/32
(b)
.................. EUR 2,016 2,444,032
6.50% , 03/31/32
(f)
.................. USD 11,276 11,549,091
Perrigo Finance Unlimited Co.
5.38% , 09/30/32 ................... EUR 668 798,839
6.13% , 09/30/32 ................... USD 16,059 15,642,540
30,434,502
Pharmaceuticals — 1.6%
1261229 BC Ltd., 10.00%, 04/15/32
(f)
....... 290,482 302,106,186
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32
(f)
11,051 11,673,282
Bausch Health Cos., Inc.
(f)
4.88% , 06/01/28 ................... 3,011 2,694,845
11.00% , 09/30/28 .................. 35,343 36,609,690
Bayer AG, (5-Year EUR Swap Annual + 3.90%),
7.00%, 09/25/83
(a) (b)
................ EUR 500 645,626
Dolcetto Holdco SpA
(b)
5.63% , 07/14/32 ................... 1,712 2,042,089
(3-mo. EURIBOR + 3.63%), 5.73% ,
07/14/32
(a)
..................... 212 252,504
Gruenenthal GmbH
(b)
4.63% , 11/15/31 ................... 1,603 1,903,600
4.63% , 11/15/31 ................... 533 632,950
Nidda Healthcare Holding GmbH
(b)
7.00% , 02/21/30 ................... 4,078 4,974,749
(3-mo. EURIBOR at 0.00% Floor + 3.25%),
5.28% , 10/15/32
(a)
................ 3,016 3,576,402
Organon & Co.
(f)
4.13% , 04/30/28 ................... USD 4,094 3,989,336
6.75% , 05/15/34 ................... 4,400 3,957,706
Rossini SARL
(b)
(3-mo. EURIBOR at 0.00% Floor + 3.88%),
5.89% , 12/31/29
(a)
................ EUR 849 1,014,835
6.75% , 12/31/29 ................... 1,997 2,465,866
Teva Pharmaceutical Finance Netherlands II BV,
4.38%, 05/09/30 .................. 1,652 1,991,558

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands III BV
3.15% , 10/01/26 ................... USD 27,985 $ 27,617,697
4.75% , 05/09/27 ................... 4,335 4,324,162
6.75% , 03/01/28 ................... 9,300 9,657,585
6.00% , 12/01/32 ................... 7,490 7,849,071
429,979,739
Professional Services — 0.5%
Amentum Holdings, Inc., 7.25%, 08/01/32
(f)
... 6,018 6,343,477
CACI International, Inc., 6.38%, 06/15/33
(f)
... 20,206 20,906,717
CoreLogic, Inc., 4.50%, 05/01/28
(f)
........ 66,055 64,711,783
KBR, Inc., 4.75%, 09/30/28
(f)
............ 19,277 18,891,460
La Financiere Atalian SAS, 8.50%, (8.50% Cash
or 5.00% PIK), 06/30/28
(b) (i)
........... EUR 1,972 627,174
Science Applications International Corp.
(f)
4.88% , 04/01/28 ................... USD 4,774 4,761,333
5.88% , 11/01/33 ................... 15,551 15,764,667
132,006,611
Real Estate Management & Development — 0.4%
ADLER Financing SARL, 8.25%, (8.25% Cash or
8.25% PIK), 12/31/28
(i)
.............. EUR 5,144 6,210,115
Alexandrite Lake Lux Holdings SARL, 6.75%,
07/30/30
(b)
...................... 2,127 2,542,769
Anywhere Real Estate Group LLC
(f)
7.00% , 04/15/30 ................... USD 12,850 12,794,617
9.75% , 04/15/30 ................... 9,744 10,574,890
Aroundtown Finance SARL
(a)(b)(j)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.16%), 7.88% .... 717 720,623
(5-Year EURIBOR ICE Swap Rate + 3.43%),
5.25% ........................ EUR 4,336 4,966,908
Aroundtown SA
(b)
(5-Year EUR Swap Annual + 2.42%),
1.63%
(a) (j)
...................... 200 227,443
0.00% , 07/16/26 ................... 500 579,557
BRANICKS Group AG, 2.25%, 09/22/26
(b)
.... 1,100 902,809
Citycon Treasury BV
(b)
1.63% , 03/12/28 ................... 1,360 1,478,710
5.38% , 07/08/31 ................... 625 696,722
Cushman & Wakefield US Borrower LLC, 8.88%,
09/01/31
(f)
...................... USD 23,257 24,840,662
DEMIRE Deutsche Mittelstand Real Estate AG,
5.00%, 12/31/27
(b) (k)
................ EUR 1,850 2,043,272
Five Point Operating Co. LP, 8.00%, 10/01/30
(f)
. USD 6,078 6,350,173
Grand City Properties SA, (5-Year EUR Swap
Annual + 2.18%), 1.50%
(a) (b) (j)
.......... EUR 900 1,041,220
Heimstaden Bostad AB, 1.13%, 01/21/26
(b)
... 300 352,326
Howard Hughes Corp. (The)
(f)
4.13% , 02/01/29 ................... USD 6,258 6,081,282
4.38% , 02/01/31 ................... 8,755 8,335,574
Vivion Investments SARL
(b)
8.25% , ( 8.25 % Cash or 8.25 % PIK),
08/31/28
(i)
...................... EUR 544 635,808
8.25% , ( 8.25 % Cash or 8.00 % PIK),
02/28/29
(i)
...................... 2,673 3,113,431
5.63% , 06/08/30 ................... 2,021 2,287,496
(5-Year EURIBOR ICE Swap Rate + 6.16%),
8.13%
(a) (j)
...................... 300 326,319
Vonovia SE, Series B, 0.88%, 05/20/32
(b) (l)
.... 1,200 1,362,997
98,465,723
Retail REITs — 0.1%
Brookfield Property REIT, Inc., 4.50%, 04/01/27
(f)
USD 21,387 21,137,033
Semiconductors & Semiconductor Equipment — 0.3%
Amkor Technology, Inc., 5.88%, 10/01/33
(f)
... 4,021 4,103,947
ams-OSRAM AG, 10.50%, 03/30/29
(b)
...... EUR 1,573 1,924,931
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
Kioxia Holdings Corp., 6.63%, 07/24/33
(f)
.... USD 10,610 $ 11,033,080
ON Semiconductor Corp., 0.50%, 03/01/29
(l)
.. 16,944 16,029,024
Qnity Electronics, Inc.
(f)
5.75% , 08/15/32 ................... 19,335 19,768,994
6.25% , 08/15/33 ................... 14,108 14,623,669
67,483,645
Software — 3.9%
AthenaHealth Group, Inc., 6.50%, 02/15/30
(f)
.. 199,840 199,238,580
Camelot Finance SA, 4.50%, 11/01/26
(f)
..... 2,647 2,628,980
Capstone Borrower, Inc., 8.00%, 06/15/30
(f)
... 60,137 61,939,534
Central Parent LLC, 8.00%, 06/15/29
(f)
...... 6,580 5,718,832
Central Parent, Inc., 7.25%, 06/15/29
(f)
...... 25,267 21,421,638
Clarivate Science Holdings Corp.
(f)
3.88% , 07/01/28 ................... 71,846 69,748,362
4.88% , 07/01/29 ................... 36,766 34,762,654
Cloud Software Group, Inc.
(f)
6.50% , 03/31/29 ................... 72,170 73,114,555
9.00% , 09/30/29 ................... 163,130 169,901,590
8.25% , 06/30/32 ................... 50,186 52,446,389
Elastic NV, 4.13%, 07/15/29
(f)
............ 13,855 13,418,108
Ellucian Holdings, Inc., 6.50%, 12/01/29
(f)
.... 27,967 28,516,580
Fair Isaac Corp.
(f)
4.00% , 06/15/28 ................... 15,568 15,353,956
6.00% , 05/15/33 ................... 80,465 82,649,383
IPD 3 BV
5.50% , 06/15/31
(b)
.................. EUR 2,400 2,852,026
McAfee Corp., 7.38%, 02/15/30
(f)
......... USD 16,700 14,563,695
SS&C Technologies, Inc., 6.50%, 06/01/32
(f)
.. 36,706 38,189,432
TeamSystem SpA
(a)(b)
(3-mo. EURIBOR at 0.00% Floor + 3.50%),
5.53% , 07/31/31 ................. EUR 1,253 1,482,608
(3-mo. EURIBOR at 0.00% Floor + 3.25%),
5.28% , 07/01/32 ................. 1,151 1,359,948
UKG, Inc., 6.88%, 02/01/31
(f)
............ USD 119,129 122,370,857
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(f)
20,069 18,939,085
1,030,616,792
Specialized REITs — 0.5%
Iron Mountain, Inc.
5.25% , 07/15/30
(f)
.................. 1,477 1,459,135
5.63% , 07/15/32
(f)
.................. 2,216 2,181,148
6.25% , 01/15/33
(f)
.................. 12,639 12,744,747
4.75% , 01/15/34
(b)
.................. EUR 2,995 3,422,664
4.75% , 01/15/34
(f)
.................. 30,585 34,952,314
Millrose Properties, Inc.
(f)
6.38% , 08/01/30 ................... USD 35,323 36,143,342
6.25% , 09/15/32 ................... 20,216 20,397,608
SBA Communications Corp., 3.13%, 02/01/29 . 30,417 29,095,232
140,396,190
Specialty Retail — 1.5%
Advance Auto Parts, Inc., 7.00%, 08/01/30
(f)
... 10,548 10,603,852
Asbury Automotive Group, Inc.
4.75% , 03/01/30 ................... 412 406,147
5.00% , 02/15/32
(f)
.................. 1,280 1,243,901
Bubbles Bidco SpA
(b)
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.27% , 09/30/31
(a)
................ EUR 1,608 1,905,671
6.50% , 09/30/31 ................... 962 1,159,844
Carvana Co.
(f)(i)
9.00% , ( 9.00 % Cash or 13.00 % PIK),
06/01/30 ...................... USD 48,725 51,070,027
9.00% , ( 9.00 % Cash or 14.00 % PIK),
06/01/31 ...................... 107,960 121,825,684
CD&R Firefly Bidco plc, 8.63%, 04/30/29
(b)
... GBP 4,047 5,707,690
Cougar JV Subsidiary LLC, 8.00%, 05/15/32
(f)
. USD 13,866 14,823,738

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Duomo Bidco SpA, (3-mo. EURIBOR at 0.00%
Floor + 3.25%), 5.31%, 01/15/32
(a) (b)
...... EUR 1,117 $ 1,322,749
EG Global Finance plc, 12.00%, 11/30/28
(f)
... USD 22,261 24,195,080
Global Auto Holdings Ltd., 11.50%, 08/15/29
(f)
. 8,514 8,915,812
Goldstory SAS, 6.75%, 02/01/30
(b)
........ EUR 1,881 2,293,071
Group 1 Automotive, Inc., 6.38%, 01/15/30
(f)
.. USD 7,466 7,682,462
LCM Investments Holdings II LLC
(f)
4.88% , 05/01/29 ................... 4,394 4,329,019
8.25% , 08/01/31 ................... 12,784 13,521,553
Lithia Motors, Inc., 5.50%, 10/01/30
(f)
....... 10,820 10,862,969
PetSmart LLC, 7.50%, 09/15/32
(f)
......... 3,857 3,925,209
Staples, Inc., 10.75%, 09/01/29
(f)
......... 11,650 11,582,205
White Cap Supply Holdings LLC, 7.38%,
11/15/30
(f)
...................... 104,744 108,349,639
405,726,322
Technology Hardware, Storage & Peripherals — 0.1%
Seagate Data Storage Technology Pte. Ltd.
(f)
8.25% , 12/15/29 ................... 10,658 11,302,138
5.88% , 07/15/30 ................... 11,318 11,667,341
8.50% , 07/15/31 ................... 15,928 16,934,043
39,903,522
Textiles, Apparel & Luxury Goods — 0.5%
Beach Acquisition Bidco LLC
5.25% , 07/15/32
(f)
.................. EUR 29,493 35,285,881
5.25% , 07/15/32
(b)
.................. 1,157 1,384,252
10.00% , ( 10.00 % Cash or 10.75 % PIK),
07/15/33
(f) (i)
..................... USD 55,669 58,620,521
Crocs, Inc.
(f)
4.25% , 03/15/29 ................... 513 496,466
4.13% , 08/15/31 ................... 3,874 3,578,871
European TopSoho SARL, Series SMCP, 4.00%,
10/14/24
(b) (c) (d) (l)
................... EUR 2,700 2,570,207
Levi Strauss & Co.
(f)
4.00% , 08/15/30 ................... 8,865 10,579,927
3.50% , 03/01/31 ................... USD 12,953 12,062,132
PrestigeBidCo GmbH
(3-mo. EURIBOR at 0.00% Floor + 3.75%),
5.78% , 07/01/29
(a) (b)
............... EUR 1,958 2,319,850
VF Corp., 4.25%, 03/07/29 ............. 1,272 1,499,884
128,397,991
Trading Companies & Distributors — 1.5%
(f)
FTAI Aviation Investors LLC
5.50% , 05/01/28 ................... USD 40,199 40,234,174
7.88% , 12/01/30 ................... 45,177 48,041,403
7.00% , 05/01/31 ................... 61,932 65,219,846
7.00% , 06/15/32 ................... 37,642 39,571,265
5.88% , 04/15/33 ................... 31,292 31,798,367
Herc Holdings, Inc.
7.00% , 06/15/30 ................... 27,975 29,441,685
5.75% , 03/15/31 ................... 10,022 10,170,764
7.25% , 06/15/33 ................... 14,487 15,361,785
6.00% , 03/15/34 ................... 10,355 10,492,998
QXO Building Products, Inc., 6.75%, 04/30/32 . 62,967 65,763,911
United Rentals North America, Inc., 5.38%,
11/15/33 ....................... 36,397 36,371,233
WESCO Distribution, Inc.
6.63% , 03/15/32 ................... 2,208 2,305,515
6.38% , 03/15/33 ................... 6,907 7,211,489
401,984,435
Wireless Telecommunication Services — 0.9%
Connect Finco SARL, 9.00%, 09/15/29
(f)
..... 13,667 14,497,123
Digicel International Finance Ltd., 8.63%,
08/01/32
(f)
...................... 67,098 69,656,447
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
Eutelsat SA
(b)
2.25% , 07/13/27 ................... EUR 100 $ 116,469
1.50% , 10/13/28 ................... 1,500 1,685,207
9.75% , 04/13/29 ................... 1,414 1,772,123
Maya SAS
7.00% , 10/15/28
(f)
.................. USD 8,590 8,696,808
5.38% , 04/15/30
(b)
.................. EUR 1,608 1,950,819
6.88% , 04/15/31
(b)
.................. 1,613 2,022,035
8.50% , 04/15/31
(f)
.................. USD 32,115 34,563,737
SoftBank Group Corp.
(b)
5.38% , 01/08/29 ................... EUR 1,698 2,042,648
3.38% , 07/06/29 ................... 442 501,209
5.25% , 10/10/29 ................... 891 1,063,007
5.88% , 07/10/31 ................... 1,489 1,788,083
3.88% , 07/06/32 ................... 429 471,345
5.75% , 07/08/32 ................... 2,657 3,165,724
6.38% , 07/10/33 ................... 1,674 2,017,598
Telefonica Europe BV
(a)(b)(j)
(7-Year EUR Swap Annual + 3.35%), 6.14% 2,100 2,633,354
(EUAMDB08 + 3.12%), 5.75% ......... 1,000 1,243,994
Vmed O2 UK Financing I plc
4.00% , 01/31/29
(b)
.................. GBP 2,463 3,142,528
4.25% , 01/31/31
(f)
.................. USD 35,738 32,593,399
4.50% , 07/15/31
(b)
.................. GBP 1,593 1,902,626
4.75% , 07/15/31
(f)
.................. USD 17,982 16,601,225
5.63% , 04/15/32
(b)
.................. EUR 1,090 1,287,927
5.63% , 04/15/32
(b)
.................. 677 799,933
7.75% , 04/15/32
(f)
.................. USD 8,940 9,316,374
6.75% , 01/15/33
(f)
.................. 18,383 18,218,200
Vodafone Group plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield + 3.84%),
8.00%, 08/30/86
(a) (b)
................ GBP 1,219 1,795,418
Zegona Finance plc
6.75% , 07/15/29
(b)
.................. EUR 3,423 4,227,517
239,772,877
Total Corporate Bonds — 81 .4%
(Cost: $ 21,113,002,706 ) ............................ 21,693,329,925
Fixed Rate Loan Interests
Health Care Technology — 0.4%
Cotiviti, Inc., 1st Lien Term Loan ,
7.63%
,
05/01/31 ................... USD 123,910 119,805,898
IT Services — 0.2%
X Corp., 1st Lien Term Loan B3 , 9.50%
,
10/26/29 40,954 40,777,809
Software — 0.4%
Clover Holdings 2 LLC, 1st Lien Term Loan ,
7.75%
,
12/09/31 ................... 114,692 114,118,575
Total Fixed Rate Loan Interests — 1 .0%
(Cost: $ 279,630,764 ) .............................. 274,702,282
Floating Rate Loan Interests
Aerospace & Defense — 0.2%
(a)
Arcline FM Holdings LLC, 1st Lien Term Loan ,
06/24/30
(n)
....................... 2,105 2,110,652
Atlas CC Acquisition Corp., 1st Lien Term Loan
B , 05/25/29
(n)
..................... 13,083 6,621,725
Atlas CC Acquisition Corp., 1st Lien Term Loan
C , 05/25/29
(n)
..................... 1,899 960,984

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
Kaman Corp., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 2.50% Floor + 0.50%;
6-mo. CME Term SOFR at 2.50% Floor +
0.50% at 0.50% Floor + 0.00%), 6.32% -
6.54%
,
02/26/32 ................... USD 23,128 $ 23,205,296
Kaman Corp., Delayed Draw 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.43%
,
02/26/32 ............. 209 210,162
Propulsion (BC) Finco SARL, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 2.50%), 6.17%
,
12/01/32 ............ 11,096 11,143,153
Signia Aerospace LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.44% - 6.57%
,
12/11/31 ........ 10,104 10,129,616
54,381,588
Automobile Components — 0.2%
(a)
Champions Financing, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.75%), 8.57%
,
02/06/29 ............. 21,538 20,375,819
Clarios Global LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
6.47%
,
01/28/32 ................... 17,297 17,361,632
Tenneco, Inc., 1st Lien Term Loan A , (3-mo.
CME Term SOFR at 0.50% Floor + 4.75%),
8.74%
,
11/17/28 ................... 2,168 2,123,773
Tenneco, Inc., 1st Lien Term Loan B , (3-mo. CME
Term SOFR at 0.50% Floor + 5.00%), 8.77% -
8.99%
,
11/17/28 ................... 13,778 13,524,135
53,385,359
Biotechnology — 0.0%
PAREXEL International, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.47%
,
12/12/31
(a)
............ 10,720 10,749,520
Broadline Retail — 0.3%
(a)
Boots Group Bidco Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.21%
,
08/30/32 ............. 59,286 59,557,530
StubHub Holdco Sub LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
4.75%), 8.47%
,
03/15/30 ............. 18,928 18,730,935
78,288,465
Building Products — 0.1%
(a)
Chariot Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
6.47%
,
09/08/32 ................... 3,219 3,223,771
CP Atlas Buyer, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 8.97%
,
07/08/30 ............. 7,075 6,827,633
Wilsonart LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
7.92%
,
08/05/31 ................... 10,432 10,092,926
20,144,330
Security
Par (000)
Par (000) Value
Capital Markets — 0.0%
(a)
Ardonagh Group Finco Pty. Ltd., Facility 1st Lien
Term Loan B , (3-mo. CME Term SOFR at
2.75% Floor + 0.00%; 6-mo. CME Term SOFR
at 2.75% Floor + 0.00% at 0.00% Floor +
0.00%), 6.42% - 6.95%
,
02/18/31 ........ USD 3,282 $ 3,271,843
OVG Business Services LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 6.72%
,
06/25/31 ............ 758 758,387
4,030,230
Chemicals — 0.3%
(a)
Aruba Investments Holdings LLC, 2nd Lien Term
Loan , (1-mo. CME Term SOFR at 0.75% Floor
+ 7.75%), 11.57%
,
11/24/28 ............ 5,230 4,670,390
Discovery Purchaser Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 7.61%
,
10/04/29 ............. 29,376 28,180,276
Lonza Group AG, Facility 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.93%), 7.70%
,
07/03/28 ............. 22,157 19,339,759
Olympus Water US Holding Corp., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.25%), 6.92%
,
11/03/32 ............ 15,259 15,154,170
OQ Chemicals International Holding GmbH, 1st
Lien Term Loan B2 , 04/08/31
(n)
.......... 10,149 7,476,184
WR Grace Holding LLC, 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.00%
,
08/19/32 ............. 10,474 10,463,905
85,284,684
Commercial Services & Supplies — 0.2%
(a)
Allied Universal Holdco LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.97%
,
08/20/32 ............. 26,427 26,546,904
Jupiter Buyer, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
7.92%
,
10/10/31 ................... 4,728 4,772,214
LABL, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 5.00%),
8.94%
,
10/30/28 ................... 17,968 11,316,858
Summer BC Holdco B SARL, Facility 1st Lien
Term Loan B , (3-mo. CME Term SOFR at
0.00% Floor + 5.00%), 8.93%
,
02/15/29 ... 6,093 5,658,742
48,294,718
Communications Equipment — 0.1%
CommScope, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 2.00% Floor + 4.75%),
8.47%
,
12/18/29
(a)
.................. 14,795 14,802,372
Construction & Engineering — 0.2%
Brand Industrial Services, Inc., 1st Lien Term
Loan C , (3-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 8.35%
,
08/01/30
(a)
....... 51,737 47,033,780
Construction Materials — 0.1%
(a)
MSOF BEACON LLC, 1st Lien Term Loan
B , (12-mo. CME Term SOFR + 3.00%),
6.54%
,
12/09/32
(e)
.................. 5,985 6,007,444
White Cap Supply Holdings LLC, Facility 1st Lien
Term Loan C , (1-mo. CME Term SOFR at
0.00% Floor + 3.25%), 6.97%
,
10/19/29 ... 21,780 21,863,467
27,870,911

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Containers & Packaging — 0.1%
Mauser Packaging Solutions Holding Co., 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 3.50%), 7.23%
,
04/15/30
(a)
.. USD 15,300 $ 14,965,389
Diversified Consumer Services — 0.1%
(a)
Ascend Learning LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.72%
,
12/11/28 .............. 2,562 2,567,570
Wand NewCo 3, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.22%
,
01/30/31 ................... 16,764 16,773,194
19,340,764
Diversified Telecommunication Services — 0.6%
(a)
Coral-US Co-Borrower LLC, 1st Lien Term Loan
B7 , (3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.15%
,
02/02/32 ............. 7,973 7,817,861
Frontier Communications Holdings LLC, 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.24%
,
07/01/31
(e)
....... 4,670 4,662,634
Level 3 Financing, Inc., 1st Lien Term Loan B4 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.97%
,
03/29/32 ............. 65,357 65,504,053
Lumen Technologies, Inc., 1st Lien Term Loan
A , (1-mo. CME Term SOFR at 2.00% Floor +
6.00%), 9.72%
,
06/01/28 ............. 2,998 3,008,370
Radiate Holdco LLC, 1st Lien Term Loan
(1-mo. CME Term SOFR at 1.00% Floor +
4.00%), 7.72% , 06/26/29 ........... 161 159,850
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.33% , 09/25/29 ........... 14,480 11,076,521
Radiate Holdco LLC, Delayed Draw 1st Lien
Term Loan , (1-mo. CME Term SOFR at 1.00%
Floor + 4.00%), 7.87%
,
06/26/29 ........ 161 159,851
Virgin Media Bristol LLC, Facility 1st Lien Term
Loan Q , (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.11%
,
01/31/29 ........ 4,260 4,265,325
Zayo Group Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.83% 03/11/30 .............. 66,345 62,785,796
159,440,261
Electrical Equipment — 0.0%
GrafTech Global Enterprises, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 2.00% Floor
+ 6.00%), 9.86%
,
12/21/29
(a)
........... 6,137 6,226,626
Energy Equipment & Services — 0.1%
Stakeholder Midstream LLC, 1st Lien Term Loan ,
(6-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.04%
,
01/02/31
(a)
............ 17,905 17,961,168
Entertainment — 0.0%
City Football Group Ltd., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.03%
,
07/22/30
(a) (e)
........... 11,129 11,104,923
Financial Services — 0.1%
(a)
Acuren Delaware Holdco, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 6.47%
,
07/30/31 ............ 3,256 3,268,548
Gryphon Acquire NewCo LLC, 1st Lien Term
Loan , (6-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 6.88%
,
09/13/32 ............ 11,514 11,587,229
Security
Par (000)
Par (000) Value
Financial Services (continued)
Orion US Finco, Inc., 1st Lien Term Loan ,
(12-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.32%
,
10/08/32 ............. USD 6,186 $ 6,211,115
Summit Acquisition, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.22%
,
10/16/31
(e)
............ 9,472 9,531,213
30,598,105
Health Care Equipment & Supplies — 0.2%
Bausch + Lomb Corp., 1st Lien Term Loan
(a)
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 7.72% , 09/29/28 ........... 11,981 11,981,217
(1-mo. CME Term SOFR at 0.00% Floor +
4.25%), 7.97% , 01/15/31 ........... 32,568 32,861,335
44,842,552
Health Care Providers & Services — 0.2%
(a)
ACP Tara Holdings, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.97%
,
12/15/32
(e)
............ 6,445 6,477,225
LifePoint Health, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.33%
,
05/19/31 ................... 9,630 9,635,715
LifePoint Health, Inc., 1st Lien Term Loan B1 ,
05/19/31
(n)
....................... 18,576 18,627,018
Quorum Health Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 1.00% Floor +
6.50%), 10.53%
,
01/31/28 ............. 15,921 11,316,232
46,056,190
Health Care Technology — 0.2%
AthenaHealth Group, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.47%
,
02/15/29
(a)
............ 41,659 41,702,405
Hotels, Restaurants & Leisure — 0.0%
Great Canadian Gaming Corp., 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 4.75%), 8.44%
,
11/01/29
(a)
....... 7,297 7,151,465
Household Durables — 0.0%
SWF Holdings I Corp., 1st Lien Term Loan A1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.42%
,
12/19/29
(a)
............ 2,445 2,418,834
Industrial Conglomerates — 0.1%
(a)
Husky Injection Molding Systems Ltd., Delayed
Draw 1st Lien Term Loan , (12-mo. CME
Term SOFR at 0.00% Floor + 3.75%),
7.29%
,
02/15/29 ................... 7,646 7,694,858
LSF12 Crown US Commercial Bidco LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 3.50%), 7.37%
,
12/02/31 ... 20,513 20,621,908
28,316,766
Insurance — 0.2%
(a)
Hyperion Refinance SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.49%
,
04/18/30 ............. 2,211 2,214,819
Jones DesLauriers Insurance Management, Inc.,
1st Lien Term Loan , 12/09/32
(n)
......... 13,654 13,654,076
OneDigital Borrower LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.72%
,
07/02/31 ............. 2,688 2,691,768

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
Truist Insurance Holdings LLC, 2nd Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 4.75%), 8.75%
,
05/06/32 ............ USD 40,737 $ 41,178,396
59,739,059
Interactive Media & Services — 0.1%
Camelot US Acquisition LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.97%
,
01/31/31
(a)
............ 19,910 19,922,543
IT Services — 0.2%
(a)
Asurion LLC, 1st Lien Term Loan B13 , (1-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
7.97%
,
09/19/30 ................... 12,310 12,299,954
Central Parent LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.25%
,
07/06/29 ................... 4,533 3,828,667
ION Platform Finance US, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.75%), 7.42%
,
09/30/32 ............ 6,759 6,326,618
Neptune Bidco US, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
5.00%), 9.01%
,
04/11/29 .............. 25,057 24,749,561
47,204,800
Life Sciences Tools & Services — 0.1%
Star Parent, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.67%
,
09/27/30
(a)
.................. 26,558 26,578,498
Machinery — 0.2%
(a)
Hunter Douglas, Inc., 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.67%
,
01/16/32 ............. 4,616 4,633,313
Husky Injection Molding Systems Ltd., 1st Lien
Term Loan , (6-mo. CME Term SOFR at 0.00%
Floor + 4.50%), 7.59% - 7.92%
,
02/15/29 .. 52,645 52,981,783
Vortex Opco LLC, 1st Lien Term Loan , 12/18/28
(c)
(d) (n)
............................ 4,883 585,989
58,201,085
Media — 0.5%
(a)
Altice France SA, 1st Lien Term Loan B14 ,
05/30/31
(n)
....................... 21,800 21,768,328
Clear Channel Outdoor Holdings, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 7.83%
,
08/23/28 ........ 28,227 28,241,811
CMG Media Corp., Facility 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.27%
,
06/18/29 ............. 11,379 10,588,512
CSC Holdings LLC, 1st Lien Term Loan B5 ,
(US Prime Rate at 0.00% Floor + 1.50%),
8.25%
,
04/15/27 ................... 27,247 23,763,196
DirecTV Financing LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.75% Floor +
5.50%), 9.34%
,
02/17/31 ............. 43,982 43,856,612
Gray Media, Inc., 1st Lien Term Loan D , (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
6.99%
,
12/01/28 ................... 8,062 8,062,963
Gray Television, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 9.12%
,
05/23/29 ............. 72 71,731
Versant Media Group, Inc., 1st Lien Term Loan B ,
10/23/30
(n)
....................... 7,890 7,885,108
144,238,261
Security
Par (000)
Par (000) Value
Metals & Mining — 0.0%
Star Holding LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 4.50%),
8.22%
,
07/18/31
(a)
.................. USD 5,651 $ 5,546,730
Paper & Forest Products — 0.1%
Bradyplus Holdings LLC, 1st Lien Term Loan ,
(12-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.00%
,
12/13/32
(a)
............ 26,619 26,308,356
Pharmaceuticals — 0.1%
(a)
Amneal Pharmaceuticals LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 7.22%
,
08/02/32 ............ 27,497 27,703,313
Endo Finance Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 7.47%
,
04/23/31 ............. 12,675 12,564,165
40,267,478
Professional Services — 0.2%
(a)
AlixPartners LLP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.72%
,
08/12/32 ................... 8,722 8,731,337
Celestial- Saturn Parent, Inc., 2nd Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 6.50%), 10.33%
,
06/04/29 ........... 15,642 15,733,363
CoreLogic, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.33%
,
06/02/28 ................... 12,064 12,059,185
Galaxy US Opco, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 5.84%
,
07/31/30 ............. 9,460 9,064,335
45,588,220
Software — 0.3%
(a)
Boxer Parent Co., Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.82%
,
07/30/31 ............. 19,349 19,283,357
Boxer Parent Co., Inc., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.75%), 9.47%
,
07/30/32 ............. 13,074 12,560,845
Darktrace Finco US LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.19%
,
10/09/31 ............. 5,071 5,086,643
Delta Topco, Inc., 2nd Lien Term Loan , (1-mo.
CME Term SOFR at 5.25% Floor + 0.75%;
3-mo. CME Term SOFR at 5.25% Floor +
0.75% at 0.75% Floor + 0.00%), 8.94% -
9.11%
,
12/24/30 ................... 3,674 3,614,297
Ellucian Holdings, Inc., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.75%), 8.47%
,
11/15/32 .............. 15,594 15,696,297
MH Sub I LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
8.25%
,
05/03/28 ................... 5,243 4,862,483
RealPage, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
7.75%
,
04/24/28 ................... 10,464 10,486,843
Sabre GLBL, Inc., 1st Lien Term Loan B1
(1-mo. CME Term SOFR at 0.50% Floor +
6.25%), 10.07% , 07/30/29 ........... 705 627,553
(1-mo. CME Term SOFR at 0.50% Floor +
6.00%), 9.82% , 11/15/29 ............ 3,938 3,465,786
Sabre GLBL, Inc., 1st Lien Term Loan B2
(1-mo. CME Term SOFR at 0.50% Floor +
6.25%), 10.07% , 07/30/29 ........... 1,094 973,924

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
(1-mo. CME Term SOFR at 1.50% Floor +
6.00%), 10.02% , 11/15/29
(e)
.......... USD 1,971 $ 1,754,114
78,412,142
Specialty Retail — 0.0%
Pye-Barker Fire & Safety LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.21%
,
12/16/32
(a)
........... 9,946 10,003,824
Technology Hardware, Storage & Peripherals — 0.2%
(a)
Finastra USA, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.72%
,
09/15/32 ................... 35,699 34,895,724
Finastra USA, Inc., 2nd Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 7.00%),
10.72%
,
09/15/33 .................. 11,912 11,653,867
46,549,591
Wireless Telecommunication Services — 0.2%
(a)
Digicel International Finance Ltd., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 5.25%), 9.02%
,
08/09/32 ............ 20,897 20,822,398
Windstream Services LLC, 1st Lien Term Loan
(e)
(1-mo. CME Term SOFR at 0.00% Floor +
4.75%), 8.57% , 09/25/31 ........... 15,378 15,416,414
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 7.72% , 10/06/32 ........... 15,605 15,644,012
51,882,824
Total Floating Rate Loan Interests — 5 .8%
(Cost: $ 1,556,342,052 ) ............................ 1,534,834,816
Foreign Agency Obligations
Denmark — 0.0%
Orsted A/S (5-Year EURIBOR ICE Swap Rate +
2.59%), 5.13% , 03/14/3024
(a) (b)
.......... EUR 550 663,930
France — 0.0%
Electricite de France SA
(a)(b)(j)
(5-Year EUR Swap Annual + 3.20%), 3.00% . 400 463,655
(5-Year EUR Swap Annual + 3.97%), 3.38% . 4,000 4,489,066
(5-Year EURIBOR ICE Swap Rate + 3.28%),
5.63% ........................ 600 734,044
(5-Year U.K. Government Bonds Note Generic
Bid Yield + 3.78%), 7.38% ........... GBP 700 967,048
6,653,813
Total Foreign Agency Obligations — 0.0%
(Cost: $ 7,145,385 ) ............................... 7,317,743
Shares
Shares
Investment Companies
iShares Broad USD High Yield Corporate Bond
ETF
(g) (o)
......................... 7,500,000 280,462,500
Total Investment Companies — 1 .1%
(Cost: $ 271,604,303 ) .............................. 280,462,500
Security
Beneficial Interest
(000) Value
Other Interests
(p)
Capital Markets — 0.0%
(c)(d)
Lehman Brothers Holdings Capital Trust Escrow
Bonds .......................... USD 17,050 $ 1,705
Lehman Brothers Holdings, Inc. ........... 5,675 567
2,272
Independent Power and Renewable Electricity Producers — 0.0%
(a)(c)(d)(e)
GenOn Energy Holdings LLC ............. 1,864 —
GenOn Energy Holdings LLC
(g)
............ 3,270 1
1
Media — 0.0%
Adelphia Communications Corp., Escrow
(c) (d) (e)
. 325 —
Total Other Interests — 0.0%
(Cost: $ — ) ..................................... 2,273
Par (000)
Pa r (000)
Preferred Securities
Capital Trusts — 4.0%
Automobile Components — 0.1%
Aptiv Swiss Holdings Ltd. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.39%), 6.88% , 12/15/54
(a)
............ 15,698 16,373,068
Banks — 1.5%
(a)(j)
Bank of America Corp.
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.68%), 6.63% .... 76,969 80,197,926
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.35%), 6.25% .... 33,481 34,006,853
Barclays plc
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.41%), 4.38% .... 7,593 7,345,837
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.43%), 8.00% .... 7,730 8,247,686
(USISSO05 + 5.78%), 9.63% ........... 61,834 70,045,308
(USISSO05 + 3.69%), 7.63% ........... 13,780 14,702,874
Citigroup, Inc.
Series CC , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.69%),
7.13% ........................ 46,634 48,078,162
Series EE , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.57%),
6.75% ........................ 27,580 28,074,482
Series FF , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.73%),
6.95% ........................ 10,870 11,206,698
Series GG , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.89%),
6.88% ........................ 13,077 13,588,377
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.00%), 6.63% .... 17,060 17,337,597
Series DD , (10-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.76%),
7.00% ........................ 11,114 11,721,580
NatWest Group plc , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.75%), 8.13% .................... 13,447 15,129,771
PNC Financial Services Group, Inc. (The) , Series
W , (7-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.81%), 6.25% ... 7,413 7,653,078
Societe Generale SA , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.79%), 8.13%
(f)
................... 6,310 6,644,070

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
Wells Fargo & Co. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.77%), 6.85% .................... USD 11,368 $ 11,879,719
385,860,018
Broadline Retail — 0.0%
Rakuten Group, Inc. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.25%), 8.13%
(a) (f) (j)
.................. 6,769 6,971,875
Capital Markets — 0.7%
(a)(b)
Brookfield Finance, Inc. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.08%), 6.30% , 01/15/55 .............. 37,011 36,672,294
Deutsche Bank AG
(j)
(5-Year EURIBOR ICE Swap Rate + 4.60%),
7.13%
(b)
....................... EUR 1,400 1,740,650
(5-Year EURIBOR ICE Swap Rate + 5.11%),
7.38%
(b)
....................... 1,600 2,023,976
(5-Year EURIBOR ICE Swap Rate + 4.04%),
6.75%
(b)
....................... 1,200 1,440,208
Goldman Sachs Group, Inc. (The) , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.46%), 6.85%
(j)
............ USD 24,557 25,537,177
UBS Group AG
(f)(j)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.75%), 9.25% .... 5,599 6,143,497
(USISSO05 + 3.63%), 6.85% ........... 3,182 3,253,671
(USISSO05 + 3.08%), 7.00% ........... 11,093 11,335,959
(USISSO05 + 3.12%), 6.60% ........... 10,484 10,647,163
(USISSO05 + 4.16%), 7.75% ........... 22,518 24,275,125
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.76%), 9.25% .... 28,238 33,116,312
(USISSO05 + 3.18%), 7.13% ........... 14,202 14,553,706
(USISSO05 + 3.30%), 7.00% ........... 22,107 22,564,770
193,304,508
Consumer Finance — 0.0%
Volkswagen International Finance NV ,
(EUAMDB08 + 3.49%), 5.99%
(a) (b) (j)
....... EUR 900 1,094,479
Diversified REITs — 0.0%
Unibail-Rodamco-Westfield SE , (5-Year
EURIBOR ICE Swap Rate + 2.43%), 4.75%
(a) (
b) (j)
............................. 2,000 2,392,825
Electric Utilities — 0.2%
(a)
Duke Energy Corp. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.59%), 6.45% , 09/01/54 .............. USD 8,431 8,848,994
EDP SA , (5-Year EURIBOR ICE Swap Rate +
2.05%), 4.75% , 05/29/54
(b)
............ EUR 1,700 2,060,274
Electricite de France SA
(j)
(5-Year EURIBOR ICE Swap Rate + 2.94%),
5.13%
(b)
....................... 600 724,102
(5-Year EURIBOR ICE Swap Rate + 2.07%),
4.38%
(b)
....................... 2,200 2,558,355
NextEra Energy Capital Holdings, Inc. , (5-Year
US Treasury Yield Curve Rate T Note
Constant Maturity + 2.05%), 6.38% , 08/15/55 USD 16,146 16,666,660
NRG Energy, Inc. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(f) (j)
.................. 35,104 38,327,987
69,186,372
Electrical Equipment — 0.0%
Prysmian SpA , (5-Year EURIBOR ICE Swap
Rate + 3.01%), 5.25%
(a) (b) (j)
............ EUR 1,540 1,883,713
Security
Par (000)
Par (000) Value
Financial Services — 0.2%
(a)
Apollo Global Management, Inc. , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.17%), 6.00% , 12/15/54 ...... USD 22,671 $ 22,387,796
Corebridge Financial, Inc. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.65%), 6.38% , 09/15/54 .............. 15,042 15,156,951
37,544,747
Gas Utilities — 0.1%
AltaGas Ltd. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.57%),
7.20% , 10/15/54
(a) (f)
................. 14,074 14,591,107
Independent Power and Renewable Electricity Producers — 0.3%
(a)
AES Corp. (The) , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.20%), 7.60% , 01/15/55 .............. 19,967 20,334,553
Orsted A/S , (5-Year U.K. Government
Bonds Note Generic Bid Yield + 2.14%),
2.50% , 02/18/3021
(b)
................ GBP 1,308 1,352,083
Vistra Corp. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(f) (j)
........................ USD 63,284 64,389,171
86,075,807
Insurance — 0.0%
NN Group NV , (5-Year EURIBOR ICE Swap Rate
+ 3.45%), 5.75%
(a) (b) (j)
................ EUR 1,225 1,465,694
Multi-Utilities — 0.0%
(a)
CenterPoint Energy, Inc. , Series B , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.95%), 6.85% , 02/15/55 ...... USD 4,971 5,301,472
Centrica plc , (5-Year U.K. Government
Bonds Note Generic Bid Yield + 2.51%),
6.50% , 05/21/55
(b)
.................. GBP 1,039 1,442,550
Dominion Energy, Inc. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.21%), 6.63% , 05/15/55 .............. USD 4,357 4,489,701
Veolia Environnement SA , (5-Year EURIBOR ICE
Swap Rate + 1.84%), 4.32%
(b) (j)
......... EUR 800 935,546
12,169,269
Oil, Gas & Consumable Fuels — 0.9%
(a)
Energy Transfer LP
(j)
Series H , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.69%),
6.50% ........................ USD 26,592 26,709,111
Series G , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.31%),
7.13% ........................ 13,997 14,332,270
Eni SpA , (5-Year EUR Swap Annual + 2.08%),
4.50%
(b) (j)
........................ EUR 900 1,074,070
Sunoco LP , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.23%),
7.88%
(f) (j)
........................ USD 110,680 113,698,798
Var Energi ASA , (5-Year EURIBOR ICE Swap
Rate + 4.77%), 7.86% , 11/15/83
(b)
........ EUR 1,244 1,605,129
Venture Global LNG, Inc. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
5.44%), 9.00%
(f) (j)
................... USD 92,264 72,863,713
230,283,091
Passenger Airlines — 0.0%
Air France-KLM , (5-Year EURIBOR ICE Swap
Rate + 3.58%), 5.75%
(a) (b) (j)
............ EUR 1,000 1,190,449

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pharmaceuticals — 0.0%
Bayer AG , Series NC5 , (5-Year EUR Swap
Annual + 3.43%), 6.63% , 09/25/83
(a) (b)
..... EUR 2,900 $ 3,617,119
Real Estate Management & Development — 0.0%
(a)(b)(j)
Heimstaden Bostad AB , (5-Year EUR Swap
Annual + 3.15%), 2.63% .............. 5,725 6,535,026
Vivion Investments SARL , (5-Year EURIBOR ICE
Swap Rate + 6.16%), 8.13% ........... 1,100 1,196,504
7,731,530
Total Capital Trusts — 4 .0%
(Cost: $ 1,049,484,588 ) ............................ 1,071,735,671
Shares
Shares
Preferred Stocks — 0.5%
Financial Services — 0.1%
Shift4 Payments, Inc. , 6.00% , 05/01/28
(l)
..... 91,000 7,280,910
Insurance — 0.3%
Alliant Cali, Inc. , (Acquired 09/25/24 , cost
$ 75,143,253 ) , 10.00%
(a) (e) (q)
............ 78,378 83,150,907
IT Services — 0.0%
(d)(e)
Veritas Newco ....................... 17,522 411,762
Veritas Newco, Series G-1 ............... 12,095 278,177
689,939
Semiconductors & Semiconductor Equipment
— 0.1%
Microchip Technology, Inc. , 7.50% , 03/15/28
(l)
.. 441,100 25,707,308
Wireless Telecommunication Services — 0.0%
Ligado Networks LLC
(d) (e)
................ 3,837,904 38
Total Preferred Stocks — 0 .5%
(Cost: $ 110,650,225 ) .............................. 116,829,102
Total Preferred Securities — 4 .5%
(Cost: $ 1,160,134,813 ) ............................ 1,188,564,773
Total Long-Term Investments — 94.6%
(Cost: $ 24,583,396,485 ) ............................ 25,192,714,855
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 4.3%
(o)(r)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.89%
(s)
................... 1,672,446 $ 1,673,283
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 3.65% ..................... 1,140,761,634 1,140,761,634
Total Short-Term Securities — 4 .3%
(Cost: $ 1,142,434,917 ) ............................ 1,142,434,917
Total Investments Before Investments Sold Short — 98 .9%
(Cost: $ 25,725,831,402 ) ............................ 26,335,149,772
Investments Sold Short
Common Stocks
Diversified Telecommunication Services — (0.0)%
Telesat Corp.
(d)
...................... (388) (11,291)
Total Common Stocks — (0.0) %
(Proceeds: $ (5,919) ) .............................. (11,291)
Total Investments Sold Short — (0.0) %
(Proceeds: $ (5,919) ) .............................. (11,291)
Total Investments Net of Investments Sold Short — 98 .9%
(Cost: $ 25,725,825,483 ) ............................ 26,335,138,481
Other Assets Less Liabilities — 1.1% .................... 302,315,486
Net Assets — 100.0% ...............................
$ 26,637,453,967
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)
Issuer filed for bankruptcy and/or is in default.
(d)
Non-income producing security.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(g)
All or a portion of this security is on loan.
(h)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(i)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)
Perpetual security with no stated maturity date.
(k)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(l)
Convertible security.
(m)
Zero-coupon bond.
(n)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)
Affiliate of the Fund.
(p)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(q)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $83,150,907, representing 0.31% of its net assets as of period end, and an original cost of $75,143,253.
(r)
Annualized 7-day yield as of period end.
(s)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock High Yield Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
09/30/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
Shares
Held at
12/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 112,658,849 $ — $ (110,967,239)
(a)
$ 4,048 $ (22,375) $ 1,673,283 1,672,446 $ 29,917
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 646,648,204 494,113,430
(a)
— — — 1,140,761,634 1,140,761,634 10,870,805 —
iShares Broad USD High Yield
Corporate Bond ETF .... 606,249,842 656,530,000 (975,534,077) 10,321,862 (17,105,127) 280,462,500 7,500,000 8,675,803 —
$ 10,325,910 $ (17,127,502) $ 1,422,897,417 $ 19,576,525 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock High Yield Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Short Contracts
U.S. Treasury 10-Year Ultra Note ............................................... 2,897 03/20/26 $ 333,200 $ 750,127
U.S. Treasury Long Bond ..................................................... 1,900 03/20/26 219,628 1,485,534
$ 2,235,661
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 69,951,423 EUR 59,207,610 BNP Paribas SA 03/18/26 $ 135,350
USD 19,813,338 EUR 16,746,054 HSBC Bank plc 03/18/26 66,827
USD 2,116,025 EUR 1,792,000 Morgan Stanley & Co. International plc 03/18/26 2,945
USD 17,426,428 EUR 14,762,000 Natwest Markets plc 03/18/26 19,461
USD 442,365,529 EUR 374,410,255 Standard Chartered Bank 03/18/26 870,691
USD 384,665,678 EUR 325,574,135 Toronto Dominion Bank 03/18/26 757,122
USD 1,714,586 GBP 1,269,975 Barclays Bank plc 03/18/26 3,038
1,855,434
USD 4,613,795 CHF 3,630,000 HSBC Bank plc 03/18/26 (4,239)
USD 98,904 EUR 84,000 Standard Chartered Bank 03/18/26 (147)
USD 89,173,504 GBP 66,615,000 Morgan Stanley & Co. International plc 03/18/26 (603,665)
(608,051)
$ 1,247,383
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
45.V1 ........... 5 .00 % Quarterly 12/20/30 B+ USD 658,652 $ 51,105,767 $ 47,511,667 $ 3,594,100
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ADLER Real Estate GmbH 5 .00 % Quarterly
Goldman Sachs
International 06/20/26 NR EUR 100 $ 1,053 $ (659) $ 1,712
CMA CGM SA ........ 5 .00 Quarterly
Morgan Stanley & Co.
International plc 06/20/27 BB+ EUR 1,725 122,695 123,017 (322)
ADLER Real Estate GmbH 5 .00 Quarterly Bank of America NA 12/20/27 NR EUR 491 29,249 (37,542) 66,791
ADLER Real Estate GmbH 5 .00 Quarterly Barclays Bank plc 12/20/27 NR EUR 295 17,581 (20,956) 38,537
ADLER Real Estate GmbH 5 .00 Quarterly Barclays Bank plc 12/20/27 NR EUR 830 49,417 (58,904) 108,321
ADLER Real Estate GmbH 5 .00 Quarterly Citibank NA 12/20/27 NR EUR 241 14,339 (17,595) 31,934

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock High Yield Portfolio

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ADLER Real Estate GmbH 5 .00 % Quarterly
JPMorgan Chase Bank
NA 12/20/27 NR EUR 504 $ 30,009 $ (38,268) $ 68,277
ADLER Real Estate GmbH 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 NR EUR 365 21,758 (27,650) 49,408
Altice France SA ...... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC+ EUR 513 24,072 22,073 1,999
iTraxx Europe Crossover
Index Series 42.V2 .. 5 .00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 1,923 313,184 180,715 132,469
iTraxx Europe Crossover
Index Series 42.V2 .. 5 .00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 2,467 401,781 267,848 133,933
iTraxx Europe Crossover
Index Series 42.V2 .. 5 .00 Quarterly
Goldman Sachs
International 12/20/29 BB- EUR 1,329 216,444 201,766 14,678
Zegona Finance plc .... 5 .00 Quarterly BNP Paribas SA 06/20/30 BB EUR 561 107,413 88,479 18,934
Zegona Finance plc .... 5 .00 Quarterly Deutsche Bank AG 06/20/30 BB EUR 552 105,687 69,136 36,551
Eutelsat SA .......... 5 .00 Quarterly Deutsche Bank AG 12/20/30 NR EUR 509 109,767 74,548 35,219
Forvia SE ........... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 BB- EUR 2,268 309,601 217,457 92,144
$ 1,874,050 $ 1,043,465 $ 830,585
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR minus
0.70% ......... At Termination
Invesco Senior
Loan ETF
At
Termination
Morgan Stanley & Co.
International plc 01/05/26 USD 1,500 $ 217,289 $ — $ 217,289
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination BNP Paribas SA 03/20/26 USD 82,000 4,350,479 (251,524) 4,602,003
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination BNP Paribas SA 03/20/26 USD 68,000 3,757,844 (186,758) 3,944,602
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
JPMorgan Chase Bank
NA 03/20/26 USD 36,172 2,092,547 (93,841) 2,186,388
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
JPMorgan Chase Bank
NA 03/20/26 USD 45,005 764,676 (196,799) 961,475
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
JPMorgan Chase Bank
NA 03/20/26 USD 51,820 3,092,477 (152,484) 3,244,961
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 03/20/26 USD 48,257 3,607,784 (63,315) 3,671,099
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 03/20/26 USD 50,000 668,402 (227,647) 896,049
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 03/20/26 USD 50,000 923,422 (211,119) 1,134,541
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 03/20/26 USD 46,000 2,572,099 (126,337) 2,698,436

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock High Yield Portfolio

OTC Total Return Swaps (continued)
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 03/20/26 USD 48,258 $ 3,850,355 $ (59,831) $ 3,910,186
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
JPMorgan Chase Bank
NA 03/20/26 USD 49,300 1,977,372 (142,870) 2,120,242
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 03/20/26 USD 46,250 1,865,907 (121,947) 1,987,854
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 03/20/26 USD 23,125 954,713 (59,993) 1,014,706
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Goldman Sachs
International 06/20/26 USD 150,000 2,052,166 (1,006,156) 3,058,322
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 06/20/26 USD 79,871 1,697,309 (445,915) 2,143,224
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 06/20/26 USD 39,915 731,886 (236,192) 968,078
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 06/20/26 USD 106,197 2,203,166 (638,960) 2,842,126
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 06/20/26 USD 67,134 1,799,697 (359,839) 2,159,536
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 06/20/26 USD 93,517 1,737,027 (522,100) 2,259,127
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 09/20/26 USD 48,258 248,953 (427,169) 676,122
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 09/20/26 USD 64,358 307,160 (591,960) 899,120
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
JPMorgan Chase Bank
NA 09/21/26 USD 78,871 315,592 (687,650) 1,003,242
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 09/21/26 USD 54,943 357,108 (454,165) 811,273
$ 42,145,430 $ (7,264,571) $ 49,410,001
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 3 .79%

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock High Yield Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 28,549,078 $ — $ 28,549,078
Common Stocks
Commercial Services & Supplies ............................. — — 5,230,700 5,230,700
Electrical Equipment ..................................... — — — —
Energy Equipment & Services .............................. 8,566 — — 8,566
Health Care Providers & Services ............................ — — 92,992 92,992
Hotels, Restaurants & Leisure .............................. — — — —
Metals & Mining ........................................ 40,632,363 — — 40,632,363
Oil, Gas & Consumable Fuels ............................... 68,653,898 — — 68,653,898
Real Estate Management & Development ....................... — — 9 9
Semiconductors & Semiconductor Equipment .................... 3 — — 3
Specialized REITs ...................................... 56,148,048 — — 56,148,048
Wireless Telecommunication Services ......................... — 14,184,886 — 14,184,886
Corporate Bonds
Aerospace & Defense .................................... — 700,236,811 — 700,236,811
Air Freight & Logistics .................................... — 22,416,904 — 22,416,904
Automobile Components .................................. — 347,350,592 — 347,350,592
Automobiles .......................................... — 141,129,341 — 141,129,341
Banks ............................................... — 78,043,405 — 78,043,405
Biotechnology ......................................... — 66,790,288 — 66,790,288
Broadline Retail ........................................ — 115,993,709 — 115,993,709
Building Products ....................................... — 508,361,981 — 508,361,981
Capital Markets ........................................ — 220,947,400 — 220,947,400
Chemicals ............................................ — 724,859,292 — 724,859,292
Commercial Services & Supplies ............................. — 979,807,166 — 979,807,166
Communications Equipment ................................ — 64,554,067 — 64,554,067
Construction & Engineering ................................ — 147,935,164 — 147,935,164
Consumer Finance ...................................... — 340,429,424 — 340,429,424
Consumer Staples Distribution & Retail ........................ — 183,297,997 — 183,297,997
Containers & Packaging .................................. — 693,476,809 — 693,476,809
Distributors ........................................... — 42,412,343 — 42,412,343
Diversified Consumer Services .............................. — 181,481,724 — 181,481,724
Diversified REITs ....................................... — 16,464,923 — 16,464,923
Diversified Telecommunication Services ........................ — 1,519,625,709 — 1,519,625,709
Electric Utilities ........................................ — 530,804,597 — 530,804,597
Electrical Equipment ..................................... — 22,241,056 — 22,241,056
Electronic Equipment, Instruments & Components ................. — 98,184,180 — 98,184,180
Energy Equipment & Services .............................. — 398,144,274 — 398,144,274
Entertainment ......................................... — 157,381,281 — 157,381,281

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock High Yield Portfolio

Level 1 Level 2 Level 3 Total
Financial Services ...................................... $ — $ 855,365,695 $ — $ 855,365,695
Food Products ......................................... — 329,936,432 — 329,936,432
Gas Utilities ........................................... — 20,109,284 — 20,109,284
Ground Transportation ................................... — 117,711,974 — 117,711,974
Health Care Equipment & Supplies ........................... — 301,514,485 — 301,514,485
Health Care Providers & Services ............................ — 565,747,885 — 565,747,885
Health Care REITs ...................................... — 97,869,629 — 97,869,629
Health Care Technology .................................. — 42,716,554 — 42,716,554
Hotel & Resort REITs .................................... — 233,939,776 — 233,939,776
Hotels, Restaurants & Leisure .............................. — 1,040,710,468 — 1,040,710,468
Household Durables ..................................... — 220,611,284 — 220,611,284
Household Products ..................................... — 582,725 — 582,725
Independent Power and Renewable Electricity Producers ............ — 122,721,491 — 122,721,491
Insurance ............................................ — 1,396,895,320 — 1,396,895,320
Interactive Media & Services ............................... — 54,118,469 — 54,118,469
IT Services ........................................... — 792,165,244 — 792,165,244
Life Sciences Tools & Services .............................. — 6,735,125 — 6,735,125
Machinery ............................................ — 258,279,759 — 258,279,759
Media ............................................... — 1,517,305,556 — 1,517,305,556
Metals & Mining ........................................ — 641,758,226 — 641,758,226
Mortgage Real Estate Investment Trusts (REITs) .................. — 82,276,470 — 82,276,470
Office REITs .......................................... — 1,538,773 — 1,538,773
Oil, Gas & Consumable Fuels ............................... — 1,447,445,494 — 1,447,445,494
Paper & Forest Products .................................. — 16,135,909 — 16,135,909
Passenger Airlines ...................................... — 60,462,079 — 60,462,079
Personal Care Products .................................. — 30,434,502 — 30,434,502
Pharmaceuticals ....................................... — 429,979,739 — 429,979,739
Professional Services .................................... — 132,006,611 — 132,006,611
Real Estate Management & Development ....................... — 98,465,723 — 98,465,723
Retail REITs .......................................... — 21,137,033 — 21,137,033
Semiconductors & Semiconductor Equipment .................... — 67,483,645 — 67,483,645
Software ............................................. — 1,030,616,792 — 1,030,616,792
Specialized REITs ...................................... — 140,396,190 — 140,396,190
Specialty Retail ........................................ — 405,726,322 — 405,726,322
Technology Hardware, Storage & Peripherals .................... — 39,903,522 — 39,903,522
Textiles, Apparel & Luxury Goods ............................ — 128,397,991 — 128,397,991
Trading Companies & Distributors ............................ — 401,984,435 — 401,984,435
Wireless Telecommunication Services ......................... — 239,772,877 — 239,772,877
Fixed Rate Loan Interests ................................... — 274,702,282 — 274,702,282
Floating Rate Loan Interests
Aerospace & Defense .................................... — 54,381,588 — 54,381,588
Automobile Components .................................. — 53,385,359 — 53,385,359
Biotechnology ......................................... — 10,749,520 — 10,749,520
Broadline Retail ........................................ — 78,288,465 — 78,288,465
Building Products ....................................... — 20,144,330 — 20,144,330
Capital Markets ........................................ — 4,030,230 — 4,030,230
Chemicals ............................................ — 85,284,684 — 85,284,684
Commercial Services & Supplies ............................. — 48,294,718 — 48,294,718
Communications Equipment ................................ — 14,802,372 — 14,802,372
Construction & Engineering ................................ — 47,033,780 — 47,033,780
Construction Materials .................................... — 21,863,467 6,007,444 27,870,911
Containers & Packaging .................................. — 14,965,389 — 14,965,389
Diversified Consumer Services .............................. — 19,340,764 — 19,340,764
Diversified Telecommunication Services ........................ — 154,777,627 4,662,634 159,440,261
Electrical Equipment ..................................... — 6,226,626 — 6,226,626
Energy Equipment & Services .............................. — 17,961,168 — 17,961,168
Entertainment ......................................... — — 11,104,923 11,104,923
Financial Services ...................................... — 21,066,892 9,531,213 30,598,105
Health Care Equipment & Supplies ........................... — 44,842,552 — 44,842,552
Health Care Providers & Services ............................ — 39,578,965 6,477,225 46,056,190
Health Care Technology .................................. — 41,702,405 — 41,702,405
Hotels, Restaurants & Leisure .............................. — 7,151,465 — 7,151,465
Household Durables ..................................... — 2,418,834 — 2,418,834
Industrial Conglomerates .................................. — 28,316,766 — 28,316,766
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock High Yield Portfolio

Level 1 Level 2 Level 3 Total
Insurance ............................................ $ — $ 59,739,059 $ — $ 59,739,059
Interactive Media & Services ............................... — 19,922,543 — 19,922,543
IT Services ........................................... — 47,204,800 — 47,204,800
Life Sciences Tools & Services .............................. — 26,578,498 — 26,578,498
Machinery ............................................ — 58,201,085 — 58,201,085
Media ............................................... — 144,238,261 — 144,238,261
Metals & Mining ........................................ — 5,546,730 — 5,546,730
Paper & Forest Products .................................. — 26,308,356 — 26,308,356
Pharmaceuticals ....................................... — 40,267,478 — 40,267,478
Professional Services .................................... — 45,588,220 — 45,588,220
Software ............................................. — 76,658,028 1,754,114 78,412,142
Specialty Retail ........................................ — 10,003,824 — 10,003,824
Technology Hardware, Storage & Peripherals .................... — 46,549,591 — 46,549,591
Wireless Telecommunication Services ......................... — 20,822,398 31,060,426 51,882,824
Foreign Agency Obligations ................................. — 7,317,743 — 7,317,743
Investment Companies .................................... 280,462,500 — — 280,462,500
Other Interests .......................................... — 2,272 1 2,273
Preferred Securities
Automobile Components .................................. — 16,373,068 — 16,373,068
Banks ............................................... — 385,860,018 — 385,860,018
Broadline Retail ........................................ — 6,971,875 — 6,971,875
Capital Markets ........................................ — 193,304,508 — 193,304,508
Consumer Finance ...................................... — 1,094,479 — 1,094,479
Diversified REITs ....................................... — 2,392,825 — 2,392,825
Electric Utilities ........................................ — 69,186,372 — 69,186,372
Electrical Equipment ..................................... — 1,883,713 — 1,883,713
Financial Services ...................................... — 44,825,657 — 44,825,657
Gas Utilities ........................................... — 14,591,107 — 14,591,107
Independent Power and Renewable Electricity Producers ............ — 86,075,807 — 86,075,807
Insurance ............................................ — 1,465,694 83,150,907 84,616,601
IT Services ........................................... — — 689,939 689,939
Multi-Utilities .......................................... — 12,169,269 — 12,169,269
Oil, Gas & Consumable Fuels ............................... — 230,283,091 — 230,283,091
Passenger Airlines ...................................... — 1,190,449 — 1,190,449
Pharmaceuticals ....................................... — 3,617,119 — 3,617,119
Real Estate Management & Development ....................... — 7,731,530 — 7,731,530
Semiconductors & Semiconductor Equipment .................... — 25,707,308 — 25,707,308
Wireless Telecommunication Services ......................... — — 38 38
Short-Term Securities
Money Market Funds ...................................... 1,142,434,917 — — 1,142,434,917
Unfunded Floating Rate Loan Interests
(a)
........................... — 128,157 — 128,157
Liabilities
Investment Sold Short
Common Stocks ......................................... (11,291) — — (11,291)
Unfunded Floating Rate Loan Interests
(a)
........................... — (37,330) — (37,330)
$ 1,588,329,004 $ 24,587,137,739 $ 159,762,565 $ 26,335,229,308
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 4,425,007 $ — $ 4,425,007
Equity contracts ........................................... — 217,289 — 217,289
Foreign currency exchange contracts ............................ — 1,855,434 — 1,855,434
Interest rate contracts ....................................... 2,235,661 49,192,712 — 51,428,373
Liabilities
Credit contracts ........................................... — (322) — (322)
Foreign currency exchange contracts ............................ — (608,051) — (608,051)
$ 2,235,661 $ 55,082,069 $ — $ 57,317,730
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2025
BlackRock High Yield Portfolio

Currency Abbreviation
CHF Swiss Franc
EUR Euro
GBP British Pound
USD United States Dollar
Portfolio Abbreviation
CLO Collateralized Loan Obligation
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
OTC Over-the-counter
PIK Payment-In-Kind
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate